United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2018

Date of Reporting Period: Quarter ended 03/31/2018

Item 1.	Schedule of Investments

Federated Managed Tail Risk Fund II
Portfolio of Investments
March 31, 2018 (unaudited)
Principal Amount or Shares			Value
		INVESTMENT COMPANIES—82.0%
72,769		Emerging Markets Core Fund	$717,498
1,483,051		Federated Absolute Return Fund, Institutional Shares	14,771,188
72,851		Federated Bank Loan Core Fund	736,522
903,036		Federated Clover Small Value Fund, Institutional Shares	22,530,735
884,256		Federated Equity Income Fund, Inc., Institutional Shares	22,079,865
711,555		Federated Intermediate Corporate Bond Fund, Institutional Shares	6,396,879
401,179		Federated International Leaders Fund, Class R6 Shares	14,951,948
4,130,806		Federated International Strategic Value Dividend Fund, Institutional Shares	14,623,055
475,569		Federated Kaufmann Large Cap Fund, Class R6 Shares	11,993,859
344,075		Federated Mortgage Core Portfolio	3,313,446
1,245,446		Federated Project and Trade Finance Core Fund	11,283,743
467,624		Federated Prudent Bear Fund, Institutional Shares	7,496,008
3,838,984		Federated Strategic Value Dividend Fund, Institutional Shares	21,882,209
996		Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	10,610
162,031		High Yield Bond Portfolio	1,009,453
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $162,259,014)	153,797,018
		CORPORATE BONDS—1.3%
$25,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	27,472
25,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	25,898
150,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	149,210
60,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	62,164
75,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	77,171
100,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	97,073
20,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 2/01/2019	19,912
50,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.958%, (3-month USLIBOR +0.650%) 10/01/2021	50,140
50,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	49,578
100,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	100,875
30,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	29,253
100,000		Canadian Natural Resources Ltd., 3.900%, 2/01/2025	99,713
22,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/01/2023	22,036
30,000		Chubb INA Holdings, Inc., 3.35%, 5/03/2026	29,520
30,000		Comerica, Inc., 3.800%, 7/22/2026	29,521
50,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	53,562
50,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	49,085
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/01/2024	41,097
70,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 02/15/2027	70,471
70,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	68,397
70,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	67,670
50,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	51,505
20,000		Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.55%, 03/15/2046	21,276
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	40,285
40,000		Liberty Mutual Group, Inc., 4.850%, Series 144A, 8/01/2044	41,636
70,000		Liberty Property LP, Sr. Unsecd. Note, 3.750%, 4/01/2025	69,925
40,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/01/2026	40,749
50,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.250%, 04/20/2046	53,272
70,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/01/2026	69,409
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
$25,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 9/15/2019	$24,930
40,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	39,164
35,000		ONEOK, Inc., Sr. Unsecd. Note, Series 0, 4.95%, 07/13/2047	35,589
100,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	97,047
10,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	9,982
60,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 3/03/2021	59,629
25,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/01/2024	25,875
20,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	20,268
20,000		Total System Services, Inc., Sr. Unsecd. Note, 4.8%, 04/01/2026	20,975
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	27,881
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	134,972
30,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	29,436
50,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.002%, (3-month USLIBOR +1.230%) 10/31/2023	50,759
90,000		Williams Partners LP, 4.900%, 1/15/2045	88,927
35,000		Worthington Industries, Inc., Sr. Unsecd. Note, Series 0, 4.300%, 8/01/2032	34,117
55,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	55,450
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,131,568)	2,362,876
		ASSET-BACKED SECURITIES—0.2%
150,000	[1]	American Express Credit Class Account Master Trust 2014-1, Class A, 2.147%, (1-month USLIBOR +0.370%) 12/15/2021	150,420
90,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 3.222%, (1-month USLIBOR +1.350%) 09/27/2021	90,410
42,000		PFS Financing Corp., 2016-BA, Class A, 1.87%, 10/15/2021	41,437
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $281,999)	282,267
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
60,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.17%, 7/15/2049	58,441
85,000		Bank, Class A4, 3.488%, 11/15/2050	84,310
95,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	89,467
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	49,856
150,000		Federal Home Loan Mortgage Corp., 2.566%, 9/25/2020	149,289
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	97,057
105,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	105,155
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $664,339)	633,575
		EXCHANGE-TRADED FUNDS—7.3%
83,160		iShares MSCI Emerging Market	4,014,965
50,784		iShares Dow Jones U.S. Real Estate Index Fund	3,832,668
342,314	[2]	PowerShares DB Commodity Index Tracking Fund	5,812,492
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $15,092,286)	13,660,125
		U.S. TREASURIES—5.2%
439,907		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	423,582
51,332		U.S. Treasury Inflation-Protected Bond, 0.875%, 2/15/2047	50,905
51,250		U.S. Treasury Inflation-Protected Bond, 1.000%, 2/15/2046	52,423
531,994		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	590,821
1,443,199		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	1,586,509
1,146,233		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	1,265,580
769,123		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	861,047
532,305		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	530,303
355,518		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	352,561
191,614		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	189,567
2

Principal Amount or Shares		Value
	U.S. TREASURIES—continued
$667,465	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2022	$658,140
638,946	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	636,810
104,504	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025	103,186
230,834	U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/2027	225,006
339,875	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	341,615
67,794	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2026	67,785
1,718,176	U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	1,764,056
25,000	United States Treasury Bond, 2.750%, 8/15/2047	23,881
1,000	United States Treasury Bond, 3.000%, 11/15/2044	1,006
50,000	United States Treasury Note, 2.250%, 2/15/2027	48,076
25,000	United States Treasury Note, 2.250%, 11/15/2027	23,956
	TOTAL U.S. TREASURIES (IDENTIFIED COST $10,003,429)	9,796,815
	REPURCHASE AGREEMENT—3.7%
6,922,000	Interest in $1,075,000,000 joint repurchase agreement 1.81%, dated 3/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,216,194 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2046 and the market value of those underlying securities was $1,096,555,130. (IDENTIFIED COST $6,922,000)	6,922,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $197,354,635)	187,454,676
	OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	36,113
	TOTAL NET ASSETS—100%	$187,490,789
At March 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[2]United States Treasury Long Bond Long Futures	6	$879,750	June 2018	$26,946
[2]United States Treasury Notes 2-Year Long Futures	3	$637,828	June 2018	$230
[2]United States Treasury Notes 5-Year Long Futures	1	$114,461	June 2018	$(2)
[2]United States Treasury Ultra Bond Long Futures	6	$962,813	June 2018	$39,924
[2]United States Treasury Notes 10-Year Short Futures	11	$1,332,547	June 2018	$(11,056)
[2]United States Treasury 10-Year Ultra Short Futures	4	$519,438	June 2018	$(8,799)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$47,243
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,685,599 and $2,518,792, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
3

Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and/or Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended March 31, 2018, were as follows:
Affiliates	Balance of Shares Held 12/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Emerging Markets Core Fund	71,406	1,363	—	72,769	$717,498	$(19,473)	—	$9,952
Federated Absolute Return Fund, Institutional Shares	1,561,176	—	(78,125)	1,483,051	$14,771,188	$(6,377)	$(2,971)	—
Federated Bank Loan Core Fund	71,954	897	—	72,851	$736,522	$2,869	—	$9,072
Federated Clover Small Value Fund, Institutional Shares	817,546	109,065	(23,575)	903,036	$22,530,735	$(876,289)	$60,825	—
Federated Equity Income Fund, Inc., Institutional Shares	826,451	73,473	(15,668)	884,256	$22,079,865	$(334,266)	$30,741	$104,174
Federated Intermediate Corporate Bond Fund, Institutional Shares	704,213	7,342	—	711,555	$6,396,879	$(134,373)	—	$50,238
Federated International Leaders Fund, Class R6 Shares	401,179	—	—	401,179	$14,951,948	$(40,118)	—	—
Federated International Strategic Value Dividend Fund, Institutional Shares	3,816,293	314,513	—	4,130,806	$14,623,055	$(965,137)	—	$149,666
Federated Kaufmann Large Cap Fund, Class R6 Shares	602,953	—	(127,384)	475,569	$11,993,859	$(6,278)	$763,097	—
Federated Mortgage Core Portfolio	316,796	49,256	(21,977)	344,075	$3,313,446	$(53,370)	$(423)	$22,401
Federated Project and Trade Finance Core Fund	1,232,320	13,126	—	1,245,446	$11,283,743	$(24,642)	—	$118,917
Federated Prudent Bear Fund, Institutional Shares	488,874	—	(21,250)	467,624	$7,496,008	$36,560	$1,912	—
Federated Strategic Value Dividend Fund, Institutional Shares	3,394,487	444,497	—	3,838,984	$21,882,209	$(1,634,787)	—	$182,270
Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	992	4	—	996	$10,610	$(109)	—	$37
High Yield Bond Portfolio	200,581	2,535	(41,085)	162,031	$1,009,453	$(18,375)	$(6,891)	$15,997
Affiliated issuers no longer in the portfolio at period end	—	—	—	—	—	—	—	—
TOTAL OF AFFILIATED TRANSACTIONS	14,507,221	1,016,071	(329,064)	15,194,228	$153,797,018	$(4,074,165)	$846,290	$662,724
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Non-income-producing security.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
4

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
5

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$136,736,356	$—	$—	$153,797,018
Debt Securities:
Corporate Bonds	—	2,362,876	—	2,362,876
Asset-Backed Securities	—	282,267	—	282,267
Commercial Mortgage-Backed Securities	—	633,575	—	633,575
U.S. Treasuries	—	9,796,815	—	9,796,815
Exchange-Traded Funds	13,660,125	—	—	13,660,125
Repurchase Agreement	—	6,922,000	—	6,922,000
TOTAL SECURITIES	$150,396,481	$19,997,533	$—	$187,454,676
Other Financial Instruments[2]
Assets	$67,100	$—	$—	$67,100
Liabilities	(19,857)	—	—	(19,857)
TOTAL OTHER FINANCIAL INSTRUMENTS	$47,245	$—	$—	$47,243
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $17,060,662 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
6
Federated Managed Volatility Fund II
Portfolio of Investments
March 31, 2018 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—40.4%
		Consumer Discretionary—2.7%
5,207		Best Buy Co., Inc.	$364,438
1,729	[1]	Charter Communications, Inc.	538,099
19,221		Comcast Corp., Class A	656,782
4,342	[1]	Discovery Communications, Inc., Class C	84,756
11,631		Extended Stay America, Inc.	229,945
82,623		Ford Motor Co.	915,463
9,536	[1]	GCI Liberty, Inc., Class A	504,073
35,336		General Motors Co.	1,284,110
4,255		Hyatt Hotels Corp.	324,486
226		Lear Corp.	42,056
16,789	[1]	Liberty Expedia Holdings, Inc.	659,472
10,145	[1]	Liberty Sirius Group, Class C	414,423
2,597	[1]	Liberty Siriusxm Group	106,737
12,741	[1]	Michael Kors Holdings Ltd.	790,961
33,502		News Corp.	539,382
22,462		Pulte Group, Inc.	662,405
7,072		Ralph Lauren Corp.	790,650
12,765		Royal Caribbean Cruises, Ltd.	1,502,951
32,285		Signet Jewelers Ltd.	1,243,618
15,779		Target Corp.	1,095,536
1,432		Tiffany & Co.	139,849
15,340		Time Warner, Inc.	1,450,857
8,094		Toll Brothers, Inc.	350,066
14,520		Walt Disney Co.	1,458,389
		TOTAL	16,149,504
		Consumer Staples—3.3%
16,163		Archer-Daniels-Midland Co.	700,989
7,084		CVS Health Corp.	440,696
26,875		Colgate-Palmolive Co.	1,926,400
39,256		Conagra Brands, Inc.	1,447,761
3,408	[1]	Edgewell Personal Care Co.	166,379
16,193		General Mills, Inc.	729,657
11,274		Hershey Foods Corp.	1,115,675
5,044		Mondelez International, Inc.	210,486
1,737		Nu Skin Enterprises, Inc.	128,034
6,286		PepsiCo, Inc.	686,117
38,647		Philip Morris International, Inc.	3,841,512
39,638		Procter & Gamble Co.	3,142,501
8,561	[1]	TreeHouse Foods, Inc.	327,629
12,650		Walgreens Boots Alliance, Inc.	828,195
42,601		Walmart, Inc.	3,790,211
		TOTAL	19,482,242
		Energy—4.4%
15,182		Anadarko Petroleum Corp.	917,145

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
38,341		Cabot Oil & Gas Corp., Class A	$919,417
12,700	[1]	Centennial Resource Development, Inc.	233,045
39,724		Chevron Corp.	4,530,125
3,277		Cimarex Energy Co.	306,400
2,537	[1]	Concho Resources, Inc.	381,387
30,611		ConocoPhillips	1,814,926
4,625		Devon Energy Corp.	147,029
1,293		Diamondback Energy, Inc.	163,590
16,275		EOG Resources, Inc.	1,713,269
88,702		Exxon Mobil Corp.	6,618,056
13,173		Halliburton Co.	618,341
8,597		Hess Corp.	435,180
27,122		Kinder Morgan, Inc.	408,457
28,533	[1]	Kosmos Energy LLC	179,758
18,849		Marathon Oil Corp.	304,034
18,648		Marathon Petroleum Corp.	1,363,355
1,336		Noble Energy, Inc.	40,481
6,688		Occidental Petroleum Corp.	434,452
4,518		Pioneer Natural Resources, Inc.	776,102
26,688		Schlumberger Ltd.	1,728,849
18,253		Valero Energy Corp.	1,693,331
9,652		Williams Companies, Inc.	239,949
		TOTAL	25,966,678
		Financials—10.9%
48,155		AGNC Investment Corp.	911,093
14,914		Aflac, Inc.	652,637
47,612		Ally Financial, Inc.	1,292,666
8,684		American Express Co.	810,044
21,499		American International Group, Inc.	1,169,976
65,144		Annaly Capital Management, Inc.	679,452
12,181		Assurant, Inc.	1,113,465
106		Assured Guaranty Ltd.	3,837
24,169	[1]	Athene Holding Ltd.	1,155,520
4,928		BB&T Corp.	256,453
74,783		BGC Partners, Inc., Class A	1,005,831
228,685		Bank of America Corp.	6,858,263
31,218		BankUnited, Inc.	1,248,096
32,274	[1]	Berkshire Hathaway, Inc., Class B	6,438,018
259		BlackRock, Inc.	140,305
15,988	[1]	Brighthouse Financial, Inc.	821,783
5,459		CIT Group, Inc.	281,138
10,578		Capital One Financial Corp.	1,013,584
73,137		Chimera Investment Corp.	1,273,315
509		Chubb Ltd.	69,616
44,899		Citigroup, Inc.	3,030,682
23,740		Citizens Financial Group, Inc.	996,605
23,242		Discover Financial Services	1,671,797
138		Fifth Third Bancorp	4,382
7,248		Goldman Sachs Group, Inc.	1,825,481

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
11,511		Hartford Financial Services Group, Inc.	$593,047
32,309		Huntington Bancshares, Inc.	487,866
79,449		JPMorgan Chase & Co.	8,737,007
42,753		KeyCorp	835,821
8,451		Legg Mason, Inc.	343,533
16,753		Lincoln National Corp.	1,223,974
44,042		MetLife, Inc.	2,021,087
44,241		Morgan Stanley	2,387,244
63,768		Navient Corp.	836,636
5,291	[1]	OneMain Holdings, Inc.	158,413
2,368		PNC Financial Services Group	358,136
29,851		Popular, Inc.	1,242,399
4,090		Principal Financial Group	249,122
19,819		Prudential Financial	2,052,257
4,979		Regions Financial Corp.	92,510
11,042		Santander Consumer USA Holdings, Inc.	179,985
50		State Street Corp.	4,987
10,298		SunTrust Banks, Inc.	700,676
17,527		Synchrony Financial	587,680
82,118		Two Harbors Investment Corp.	1,262,154
28,008		U.S. Bancorp	1,414,404
2,076		Unum Group	98,838
88,359		Wells Fargo & Co.	4,630,895
		TOTAL	65,222,710
		Health Care—5.5%
39,007		Abbott Laboratories	2,337,299
1,587		Aetna, Inc.	268,203
5,845		Allergan PLC	983,655
13,967		Amgen, Inc.	2,381,094
7,036		Anthem, Inc.	1,545,809
27,363		Baxter International, Inc.	1,779,690
26,876		Bristol-Myers Squibb Co.	1,699,907
4,303		Cigna Corp.	721,785
4,663	[1]	Centene Corp.	498,335
8,471	[1]	Davita, Inc.	558,578
10,433		Dentsply Sirona, Inc.	524,884
39,879	[1]	Endo International PLC	236,881
13,922	[1]	Express Scripts Holding Co.	961,732
11,486		Gilead Sciences, Inc.	865,930
6,719		HCA Healthcare, Inc.	651,743
4,705		Humana, Inc.	1,264,845
46,912		Johnson & Johnson	6,011,773
15,055		Medtronic PLC	1,207,712
69,155		Merck & Co., Inc.	3,766,873
5,885	[1]	Mylan NV	242,286
103,155		Pfizer, Inc.	3,660,971
337		Quest Diagnostics, Inc.	33,801
1,856	[1]	Wellcare Health Plans, Inc.	359,377
		TOTAL	32,563,163

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—3.3%
30,452		ADT, Inc.	$241,484
18,394		AMETEK, Inc.	1,397,392
943		CSX Corp.	52,535
9,023		Caterpillar, Inc.	1,329,810
7,216		Copa Holdings, Class A	928,194
10,623		Crane Co.	985,177
5,478		Cummins, Inc.	887,929
12,780		Delta Air Lines, Inc.	700,472
3,776		Eaton Corp. PLC	301,740
3,928		Fortive Corp.	304,499
69,737		General Electric Co.	940,055
8,846		Honeywell International, Inc.	1,278,335
7,544		Ingersoll-Rand PLC	645,087
4,386		Kansas City Southern Industries, Inc.	481,802
1,249		L3 Technologies, Inc.	259,792
4,151		Lockheed Martin Corp.	1,402,747
7,809		Masco Corp.	315,796
1,997		Norfolk Southern Corp.	271,153
10,417		Orbital ATK, Inc.	1,381,398
11,985		Owens Corning, Inc.	963,594
2,894		Parker-Hannifin Corp.	494,961
10,217		Ryder Systems, Inc.	743,695
5,465		Spirit AeroSystems Holdings, Inc., Class A	457,421
6,695		Terex Corp.	250,460
7,440		Textron, Inc.	438,737
243		Union Pacific Corp.	32,666
1,679	[1]	United Continental Holdings, Inc.	116,640
8,318		United Technologies Corp.	1,046,571
12,331		Waste Management, Inc.	1,037,284
		TOTAL	19,687,426
		Information Technology—3.7%
32,618	[1]	Arris International PLC	866,660
89,941		Cisco Systems, Inc.	3,857,570
1,578	[1]	CoreLogic, Inc.	71,373
14,751	[1]	eBay, Inc.	593,580
1,988		Fidelity National Information Services, Inc.	191,444
8,406	[1]	First Solar, Inc.	596,658
13,336		HP, Inc.	292,325
69,679		Intel Corp.	3,628,882
4,592		International Business Machines Corp.	704,551
51,353		Juniper Networks, Inc.	1,249,418
4,662		Leidos Holdings, Inc.	304,895
45,762		Marvell Technology Group Ltd.	961,002
10,038	[1]	Micron Technology, Inc.	523,381
2,134	[1]	NXP Semiconductors NV	249,678
1,576		NetApp, Inc.	97,223
332	[1]	ON Semiconductor Corp.	8,121
63,426		Oracle Corp.	2,901,740
27,874		Qualcomm, Inc.	1,544,498

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
16,873	[1]	Synopsys, Inc.	$1,404,509
4,433	[1]	Trimble, Inc.	159,056
14,284	[1]	Twitter, Inc.	414,379
16,938		Western Digital Corp.	1,562,869
1,054	[1]	Zynga, Inc.	3,858
		TOTAL	22,187,670
		Materials—1.2%
5,610	[1]	Alcoa Corp.	252,226
3,264		Avery Dennison Corp.	346,800
28,405		CF Industries Holdings, Inc.	1,071,721
5,857		DowDuPont, Inc.	373,149
34,588	[1]	Freeport-McMoRan, Inc.	607,711
35,828		Graphic Packaging Holding Co.	549,960
25,699		Huntsman Corp.	751,696
6,079		LyondellBasell Industries NV - Class A	642,429
31,488		Newmont Mining Corp.	1,230,236
2,871		Olin Corp.	87,250
3,750		Praxair, Inc.	541,125
1,450		Royal Gold, Inc.	124,511
7,543		WestRock Co.	484,034
		TOTAL	7,062,848
		Real Estate—1.8%
2,565		Avalonbay Communities, Inc.	421,840
38,093		Brandywine Realty Trust	604,917
20,827	[1]	CBRE Group, Inc.	983,451
13,051		DCT Industrial Trust, Inc.	735,293
24,500		Duke Realty Corp.	648,760
543		Essex Property Trust, Inc.	130,689
4,104		Gaming and Leisure Properties, Inc.	137,361
42,000		Host Hotels & Resorts, Inc.	782,880
883		Jones Lang LaSalle, Inc.	154,207
12,573		Lamar Advertising Co., Class A	800,397
48,905		Park Hotels & Resorts, Inc.	1,321,413
29,575		ProLogis, Inc.	1,862,929
18,066		Rayonier, Inc.	635,562
109,919		Retail Properties of America, Inc.	1,281,656
1,256		Welltower, Inc. REIT	68,364
14,421		Weyerhaeuser Co.	504,735
		TOTAL	11,074,454
		Telecommunication Services—1.2%
126,754		AT&T, Inc.	4,518,780
11,726	[1]	T-Mobile USA, Inc.	715,755
24,274		Telephone and Data System, Inc.	680,400
22,739		Verizon Communications	1,087,379
		TOTAL	7,002,314
		Utilities—2.4%
56,577		AES Corp.	643,281
8,204		Ameren Corp.	464,593
15,117		American Electric Power Co., Inc.	1,036,875

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Utilities—continued
28,382		CMS Energy Corp.	$1,285,421
10,911		DTE Energy Co.	1,139,108
1,735		EverSource Energy	102,226
45,128		FirstEnergy Corp.	1,534,803
32,181		MDU Resources Group, Inc.	906,217
2,598		NRG Energy, Inc.	79,317
6,522		NextEra Energy, Inc.	1,065,238
24,699		P G & E Corp.	1,085,027
5,715		Vectren Corp.	365,303
66,338	[1]	Vistra Energy Corp.	1,381,821
24,441		Westar Energy, Inc.	1,285,352
37,869		Xcel Energy, Inc.	1,722,282
		TOTAL	14,096,864
		TOTAL COMMON STOCKS (IDENTIFIED COST $222,242,243)	240,495,873
		ADJUSTABLE RATE MORTGAGE—0.0%
$9,814	[2]	Federal National Mortgage Association, 3.569%, 09/01/2037 (IDENTIFIED COST $9,884)	10,247
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.0%
1,275,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	1,241,859
2,000,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 01/15/2051	2,015,460
1,100,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	1,035,933
875,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 09/10/2049	833,520
590,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	588,939
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,014,948)	5,715,711
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.2%
750,000		Federal Home Loan Mortgage Corp., K055, Class A2, 2.673%, 03/25/2026	723,637
790,000		FREMF Mortgage Trust 2015-K49, Class B, 3.721%, 10/25/2048	783,947
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,507,610)	1,507,584
		CORPORATE BONDS—21.4%
		Basic Industry - Chemicals—0.1%
200,000		Albemarle Corp., 4.150%, 12/01/2024	205,453
200,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	218,903
		TOTAL	424,356
		Basic Industry - Metals & Mining—0.2%
134,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	134,220
650,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	670,452
115,000		Worthington Industries, Inc., Sr. Unsecd. Note, Series 0, 4.300%, 08/01/2032	112,098
		TOTAL	916,770
		Capital Goods - Aerospace & Defense—0.6%
750,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.150%, 04/10/2027	732,434
500,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.800%, 10/07/2024	505,104
800,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 06/15/2025	824,496
160,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.483%, 12/01/2027	153,992
400,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	382,786
585,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 01/15/2028	559,153
500,000		Textron, Inc., Sr. Unsecd. Note, 3.650%, 03/15/2027	490,728
		TOTAL	3,648,693

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—0.1%
$50,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/01/2024	$48,620
490,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/01/2027	467,401
165,000	Masco Corp., Sr. Unsecd. Note, Series 0, 4.500%, 05/15/2047	157,693
	TOTAL	673,714
	Capital Goods - Construction Machinery—0.1%
520,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	504,884
	Capital Goods - Diversified Manufacturing—0.7%
600,000	Hutchison Whampoa International Ltd., Sr. Unsecd. Note, Series 144A, 4.625%, 01/13/2022	626,673
750,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	731,421
700,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 03/01/2027	685,235
500,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.800%, 12/15/2021	492,174
800,000	Siemens Financieringsmat, Sr. Unsecd. Note, Series 144A, 3.400%, 03/16/2027	792,206
800,000	Valmont Industries, Inc., 5.250%, 10/01/2054	801,295
	TOTAL	4,129,004
	Capital Goods - Packaging—0.2%
600,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 09/15/2024	601,963
360,000	WestRock Co., Sr. Unsecd. Note, Series 144A, 4.000%, 03/15/2028	360,696
	TOTAL	962,659
	Communications - Cable & Satellite—0.7%
900,000	CCO Safari II LLC, 4.908%, 07/23/2025	920,602
250,000	CCO Safari II LLC, 6.484%, 10/23/2045	274,930
1,600,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 02/15/2028	1,528,598
350,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	338,958
800,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.350%, 09/15/2026	762,605
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	298,601
	TOTAL	4,124,294
	Communications - Media & Entertainment—0.6%
600,000	British Sky Broadcasting Group PLC, 3.750%, Series 144A, 09/16/2024	610,245
800,000	CBS Corp., 4.900%, 08/15/2044	804,563
600,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 03/20/2028	576,692
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 03/11/2026	259,406
500,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	471,432
600,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	604,252
300,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	306,208
	TOTAL	3,632,798
	Communications - Telecom Wireless—0.2%
300,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	316,953
350,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 04/01/2048	357,648
450,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 02/15/2028	433,366
360,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	346,842
	TOTAL	1,454,809
	Communications - Telecom Wirelines—1.0%
1,100,000	AT&T, Inc., Sr. Unsecd. Note, 3.900%, 08/14/2027	1,108,945
800,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 06/15/2044	782,449
700,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	722,575
800,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, Series 144A, 3.600%, 01/19/2027	786,299
580,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	617,722
700,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 08/15/2046	631,375

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.012%, 04/15/2049	$554,678
900,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 03/16/2027	912,726
	TOTAL	6,116,769
	Consumer Cyclical - Automotive—0.7%
200,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	196,622
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.350%, 02/22/2023	498,408
170,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	155,328
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.815%, 11/02/2027	376,516
350,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	341,206
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/06/2026	388,643
800,000	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 2.625%, 09/29/2020	785,696
200,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.250%, 01/13/2020	197,626
600,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.650%, 07/13/2022	585,846
720,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 01/11/2023	706,655
	TOTAL	4,232,546
	Consumer Cyclical - Retailers—0.6%
564,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	584,256
400,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	380,790
185,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 06/01/2027	181,441
310,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 03/25/2028	312,530
1,050,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 03/25/2048	1,106,452
540,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 04/15/2027	536,233
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 09/14/2027	473,380
	TOTAL	3,575,082
	Consumer Cyclical - Services—0.5%
800,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	794,168
400,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.150%, 08/22/2027	386,442
400,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.875%, 08/22/2037	398,427
500,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 04/01/2027	500,022
480,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 09/15/2027	453,635
200,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	197,514
	TOTAL	2,730,208
	Consumer Non-Cyclical - Food/Beverage—1.5%
900,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/2026	895,621
900,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	972,751
800,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	819,044
600,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	557,901
500,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	480,619
500,000	Grupo Bimbo SAB de CV, 4.875%, Series 144A, 06/27/2044	500,558
200,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	201,451
690,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	671,098
500,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 07/15/2025	498,310
140,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	128,051
650,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 2.100%, 07/15/2021	624,069
150,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 3.000%, 07/15/2026	138,817
140,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	133,684
800,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.000%, 10/15/2027	769,234
650,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	644,150
495,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 06/02/2027	475,589

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$400,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.550%, 06/02/2047	$399,396
	TOTAL	8,910,343
	Consumer Non-Cyclical - Health Care—0.4%
200,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	203,054
600,000	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/08/2024	590,290
600,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 06/06/2027	580,009
200,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 06/06/2047	203,725
820,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.350%, 04/01/2027	809,635
	TOTAL	2,386,713
	Consumer Non-Cyclical - Pharmaceuticals—0.6%
500,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	497,916
500,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	549,435
190,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 06/12/2022	183,623
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 06/12/2027	575,547
500,000	Celgene Corp., Sr. Unsecd. Note, 3.900%, 02/20/2028	490,609
200,000	Celgene Corp., Sr. Unsecd. Note, 4.350%, 11/15/2047	189,928
900,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.950%, 03/01/2027	851,921
200,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	160,740
	TOTAL	3,499,719
	Consumer Non-Cyclical - Products—0.1%
600,000	Reckitt Benckiser Treasury Service PLC, Sr. Unsecd. Note, Series 144A, 3.000%, 06/26/2027	564,995
	Consumer Non-Cyclical - Supermarkets—0.1%
600,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	542,424
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	189,506
	TOTAL	731,930
	Consumer Non-Cyclical—Tobacco—0.1%
350,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 4.540%, 08/15/2047	347,011
280,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	361,633
	TOTAL	708,644
	Energy - Independent—0.2%
300,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	327,830
400,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	398,480
300,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	310,251
300,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	296,726
	TOTAL	1,333,287
	Energy - Integrated—0.5%
110,000	BP Capital Markets PLC, 3.119%, 05/04/2026	106,518
635,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 09/19/2027	617,514
300,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	305,916
150,000	Petroleos Mexicanos, 6.500%, 06/02/2041	149,250
500,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.625%, 09/21/2023	501,755
300,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	292,350
90,000	Shell International Financial B.V, Sr. Unsecd. Note, 2.875%, 05/10/2026	86,775
75,000	Shell International Financial B.V, Sr. Unsecd. Note, 4.000%, 05/10/2046	75,528
500,000	Shell International Financial B.V, Sr. Unsecd. Note, 4.125%, 05/11/2035	518,306
500,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/01/2024	499,823
	TOTAL	3,153,735

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Midstream—1.1%
$560,000		Andeavor Logistics LP, Sr. Unsecd. Note, 4.250%, 12/01/2027	$546,626
500,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	457,816
175,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 03/15/2025	171,798
300,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 02/15/2027	302,018
900,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 02/15/2048	879,221
450,000		Kinder Morgan Energy Partners LP, 4.250%, 09/01/2024	453,102
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	224,621
450,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	442,195
400,000		MPLX LP, Sr. Unsecd. Note, 4.000%, 03/15/2028	394,933
240,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	238,753
400,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 04/15/2058	385,696
600,000		ONEOK, Inc., Sr Unsecured Note, Series 0, 4.950%, 07/13/2047	610,090
120,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	114,927
400,000		Williams Partners LP, 4.900%, 01/15/2045	395,229
600,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	594,780
200,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	203,246
		TOTAL	6,415,051
		Energy - Oil Field Services—0.0%
200,000		Weatherford International Ltd., 7.000%, 03/15/2038	146,000
		Energy - Refining—0.2%
500,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 04/01/2026	538,550
220,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	235,081
300,000		Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 03/15/2025	298,873
		TOTAL	1,072,504
		Financial Institution - Banking—3.9%
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 05/03/2027	581,702
495,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 04/01/2022	485,963
250,000	[2]	Bank of America Corp., Sr. Unsecd. Note, 3.705%, (3-month USLIBOR +1.512%), 04/24/2028	245,945
1,850,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series 144A, 3.419%, (3-month USLIBOR +1.040%), 12/20/2028	1,773,012
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	179,503
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	299,520
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 08/16/2023	752,365
200,000	[2]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, (3-month USLIBOR +0.634%), 05/16/2023	194,694
500,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.050%, 03/09/2022	490,648
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	550,870
1,900,000	[2]	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, (3-month USLIBOR +1.390%), 07/24/2028	1,853,252
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 2.550%, 05/13/2021	244,185
350,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	342,781
800,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 03/14/2028	805,475
1,300,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, (3-month USLIBOR +0.821%), 10/31/2022	1,272,924
1,400,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, (3-month USLIBOR +1.158%), 04/23/2029	1,376,483
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	634,341
400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 05/25/2026	399,355
200,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2021	199,106
650,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 01/24/2022	676,013
850,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	839,504
1,850,000	[2]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, (3-month USLIBOR +0.945%), 01/23/2029	1,796,718
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 05/18/2022	485,678
1,850,000	[2]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, (3-month USLIBOR +1.140%), 01/24/2029	1,822,289

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	$289,050
275,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	278,922
500,000		PNC Bank National Association, Sr. Unsecd. Note, 2.500%, 01/22/2021	492,815
400,000		PNC Bank National Association, Sr. Unsecd. Note, Series 10YR, 3.250%, 01/22/2028	385,052
250,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	249,668
600,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 3.000%, 02/02/2023	589,722
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	281,067
2,300,000	[2]	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, (3-month USLIBOR +1.310%), 05/22/2028	2,245,375
		TOTAL	23,113,997
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	222,205
200,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	217,799
400,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	401,445
200,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 04/01/2027	195,198
		TOTAL	1,036,647
		Financial Institution - Finance Companies—0.1%
200,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 02/09/2027	198,630
200,000		GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	193,399
		TOTAL	392,029
		Financial Institution - Insurance - Health—0.1%
800,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.950%, 10/15/2027	760,882
		Financial Institution - Insurance - Life—0.7%
800,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	812,025
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	812,524
450,000		Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	440,709
350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	360,772
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 4.900%, 04/01/2077	154,420
500,000		MetLife, Inc., Sr. Unsecd. Note, 4.050%, 03/01/2045	477,918
170,000	[2]	Pacific Life Insurance Co., Sub. Note, Series 144A, 4.300%, (3-month USLIBOR +2.796%), 10/24/2067	162,648
700,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	738,875
		TOTAL	3,959,891
		Financial Institution - Insurance - P&C—0.4%
700,000		CNA Financial Corp., Sr. Unsecd. Note, 4.500%, 03/01/2026	726,382
490,000		Hartford Financial Service Group, Inc., Sr. Unsecd. Note, 4.400%, 03/15/2048	501,190
600,000		Liberty Mutual Group, Inc., 4.850%, Series 144A, 08/01/2044	624,538
500,000		Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	810,002
		TOTAL	2,662,112
		Financial Institution - REIT - Apartment—0.4%
750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	723,749
750,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	753,444
200,000		UDR, Inc., 3.750%, 07/01/2024	199,712
550,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 01/15/2028	526,608
		TOTAL	2,203,513
		Financial Institution - REIT - Healthcare—0.4%
300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 01/15/2021	312,569
750,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 07/01/2027	725,607
600,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 01/15/2028	575,907
100,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	99,282

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—continued
$450,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 04/01/2026	$456,075
	TOTAL	2,169,440
	Financial Institution - REIT - Office—0.2%
400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2028	391,156
350,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	354,138
750,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 02/01/2026	734,152
	TOTAL	1,479,446
	Financial Institution - REIT - Other—0.3%
750,000	Liberty Property LP, Sr. Unsecd. Note, 3.750%, 04/01/2025	749,192
650,000	ProLogis LP, Sr. Unsecd. Note, 4.250%, 08/15/2023	678,202
250,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	256,467
	TOTAL	1,683,861
	Financial Institution - REIT - Retail—0.3%
740,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	713,303
700,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 03/15/2028	702,930
750,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 09/01/2026	688,560
	TOTAL	2,104,793
	Technology—1.1%
1,350,000	Apple, Inc., Sr. Unsecd. Note, 2.500%, 02/09/2022	1,329,503
1,800,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 09/12/2027	1,714,282
70,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.420%, 06/15/2021	71,843
260,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.020%, 06/15/2026	280,288
725,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	703,358
245,000	Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	249,035
1,100,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 08/08/2026	1,024,745
600,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	585,561
650,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.100%, 05/20/2020	642,706
	TOTAL	6,601,321
	Transportation - Railroads—0.1%
175,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 04/01/2025	170,841
750,000	Kansas City Southern Industries, Sr. Unsecd. Note, 3.125%, 06/01/2026	712,829
	TOTAL	883,670
	Transportation - Services—0.4%
280,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	277,343
400,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.300%, 10/15/2022	398,952
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	248,789
500,000	Penske Truck Leasing Co., Sr. Unsecd. Note, Series 144A, 2.700%, 03/14/2023	480,391
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 03/01/2023	498,871
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	251,063
	TOTAL	2,155,409
	Utility - Electric—1.4%
600,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	572,539
300,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	306,189
900,000	Berkshire Hathaway Energy Co., 3.500%, 02/01/2025	898,880
900,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	822,370
200,000	EDP Finance BV, Sr Unsecured Note, Series 144A, 3.625%, 07/15/2024	197,186
375,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 07/22/2066	376,406
400,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 06/15/2026	382,434

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$400,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 06/15/2046	$402,290
200,000	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	235,304
250,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	241,678
500,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 04/15/2046	511,163
150,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/04/2026	139,179
490,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 03/15/2048	505,780
200,000	Mississippi Power Co., Sr. Unsecd. Note, 3.950%, 03/30/2028	201,513
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 02/07/2024	107,714
700,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	703,671
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 03/30/2048	470,989
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	65,417
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	283,898
1,000,000	Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	951,330
140,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 03/15/2027	138,432
	TOTAL	8,514,362
	Utility - Natural Gas—0.3%
200,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.000%, 06/15/2027	193,079
700,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 09/15/2040	740,963
750,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 02/01/2028	718,710
120,000	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.800%, 03/15/2047	126,738
	TOTAL	1,779,490
	TOTAL CORPORATE BONDS (IDENTIFIED COST $127,859,934)	127,550,370
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
6,733	Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 03/01/2023	6,972
	Federal National Mortgage Association—0.0%
44,026	Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 07/01/2042	44,482
	Government National Mortgage Association—0.0%
9,085	Government National Mortgage Association Pool 2796, 7.000%, 30 Year, 08/20/2029	10,368
4,936	Government National Mortgage Association Pool 3040, 7.000%, 30 Year, 02/20/2031	5,661
14,137	Government National Mortgage Association Pool 3188, 6.500%, 30 Year, 01/20/2032	16,075
17,761	Government National Mortgage Association Pool 3239, 6.500%, 30 Year, 05/20/2032	20,254
	TOTAL	52,358
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $99,201)	103,812
	PURCHASED CALL OPTIONS—0.3%
3,850	SPDR S&P 500 ETF Trust, Notional Amount $101,312,750, Exercise Price $285.00, Expiration Date: 6/15/2018	306,075
6,750	SPDR S&P 500 ETF Trust, Notional Amount $177,626,250, Exercise Price $290.00, Expiration Date: 6/15/2018	270,000
9,000	SPDR S&P 500 ETF Trust, Notional Amount $236,835,000, Exercise Price $282.00, Expiration Date: 5/18/2018	580,500
10,000	SPDR S&P 500 ETF Trust, Notional Amount $263,150,000, Exercise Price $275.00, Expiration Date: 4/20/2018	510,000
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $2,137,240)	1,666,575
	U.S. TREASURIES—13.5%
$12,000,000	United States Treasury Bond, 2.750%, 08/15/2047	11,462,666
7,000,000	United States Treasury Note, 1.375%, 09/30/2023	6,560,449
3,200,000	United States Treasury Note, 1.625%, 02/15/2026	2,954,210
9,550,000	United States Treasury Note, 1.875%, 01/31/2022	9,333,260
13,700,000	United States Treasury Note, 1.875%, 12/31/2019	13,608,483

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
$ 9,300,000	United States Treasury Note, 2.000%, 10/31/2022	$9,082,667
3,050,000	United States Treasury Note, 2.000%, 11/15/2026	2,877,795
4,900,000	United States Treasury Note, 2.125%, 11/30/2024	4,735,008
12,300,000	United States Treasury Note, 3.625%, 02/15/2021	12,723,168
2,301,882	U.S. Treasury Inflation-Protected Note, 0.250%, 01/15/2025	2,250,756
2,342,802	U.S. Treasury Inflation-Protected Note, 0.375%, 07/15/2023	2,334,972
2,228,820	U.S. Treasury Inflation-Protected Note, 0.375%, 07/15/2027	2,175,080
	TOTAL U.S. TREASURIES (IDENTIFIED COST $79,385,529)	80,098,514
	INVESTMENT COMPANIES—19.3%
1,317,971	Emerging Markets Core Fund	12,995,191
694,794	Federated Bank Loan Core Fund	7,024,368
3,265,327	Federated High Income Bond Fund II, Class P	20,212,375
6,416,805	Federated Mortgage Core Portfolio	61,793,836
1,438,291	Federated Project and Trade Finance Core Fund	13,030,917
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $114,338,061)	115,056,687
	REPURCHASE AGREEMENT—3.3%
$19,505,000	Interest in $1,075,000,000 joint repurchase agreement 1.81%, dated 3/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,216,194 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2046 and the market value of those underlying securities was $1,096,555,130. (IDENTIFIED COST $19,505,000)	19,505,000
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $573,099,650)	591,710,373
	OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	3,277,899
	TOTAL NET ASSETS—100%	$594,988,272
At March 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
1S&P 500 Index Long Futures	38	$25,108,500	June 2018	$(762,974)
[1]United States Treasury Notes 5-Year Long Futures	20	$2,289,219	June 2018	$10,056
[1]United States Treasury Notes 10-Year Short Futures	170	$20,593,906	June 2018	$(157,726)
[1]United States Treasury Notes 10-Year Ultra Short Futures	100	$12,985,938	June 2018	$(190,850)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,101,494)
The average notional value of long and short futures contracts held by the Fund throughout the period was $171,345,290 and $27,021,927, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased call and put options held by the Fund throughout the period was $1,596,608 and $365,833, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average notional amount of swap contracts held by the Fund throughout the period was $1,788,333. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and/or Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended March 31, 2018, were as follows:
Affiliates	Balance of Shares Held 12/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2018	Value	Change in Unrealized Appreciation Depreciation	Net Realized Gain/(Loss)	Dividend Income
Emerging Markets Core Fund	—	1,317,971	—	1,317,971	$12,995,191	$(65,610)	$—	$60,801
Federated Bank Loan Core Fund	—	694,794	—	694,794	$7,024,368	$(6,918)	—	$31,286
Federated High Income Bond Fund II, Class P	13,497,668	260,321	(10,492,662)	3,265,327	$20,212,375	$(3,761,497)	$1,305,789	$1,613,989
Federated Mortgage Core Portfolio	—	6,416,805	—	6,416,805	$61,793,836	$166,833	—	$127,003
Federated Project and Trade Finance Core Fund	—	1,438,291	—	1,438,291	$13,030,917	$(14,333)	—	$45,250
Affiliated issuers no longer in theportfolio at period end	—	—	—	—	—	—	—	—
TOTAL OF AFFILIATED TRANSACTIONS	13,497,668	10,128,182	(10,492,662)	13,133,188	$115,056,687	$(3,681,525)	$1,305,789	$1,878,329
1	Non-income-producing security.
2	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$225,313,040	$—	$—	$225,313,040
International	15,182,833	—	—	15,182,833
Debt Securities:
Adjustable Rate Mortgage	—	10,247	—	10,247
Collateralized Mortgage Obligations	—	5,715,711	—	5,715,711
Commercial Mortgage-Backed Securities	—	1,507,584	—	1,507,584
Corporate Bonds	—	127,550,370	—	127,550,370
Mortgage-Backed Securities	—	103,812	—	103,812
U.S. Treasuries	—	80,098,514	—	80,098,514
Purchased Call Options	1,666,575	—	—	1,666,575
Investment Companies[1]	20,212,375	—	—	115,056,687
Repurchase Agreement	—	19,505,000	—	19,505,000
TOTAL SECURITIES	$262,374,823	$234,491,238	$—	$591,710,373
Other Financial Instruments[2]
Assets	$10,056	$—	$—	$10,056
Liabilities	(1,111,550)	—	—	(1,111,550)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,101,494)	$—	$—	$(1,101,494)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $94,844,312 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund and Federated Mortgage Core Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt
17
Federated High Income Bond Fund II
Portfolio of Investments
March 31, 2018 (unaudited)
Principal Amount		Value
	CORPORATE BONDS—96.4%
	Aerospace/Defense—1.1%
$300,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$313,035
575,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	587,938
675,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	693,562
200,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	202,000
	TOTAL	1,796,535
	Automotive—2.6%
600,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	570,000
725,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.50%, 4/1/2027	727,719
375,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	406,875
550,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	573,375
275,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	265,229
200,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	195,250
180,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	185,715
1,025,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	990,406
281,000	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	296,455
	TOTAL	4,211,024
	Banking—0.7%
1,125,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	1,163,306
	Building Materials—1.4%
180,000	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	183,375
75,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	77,250
200,000	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	191,500
375,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	386,250
250,000	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	245,000
75,000	Jeld-Wen, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 12/15/2025	72,188
225,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	232,594
200,000	Pisces Midco, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 4/15/2026	200,000
500,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	486,595
175,000	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	177,187
	TOTAL	2,251,939
	Cable Satellite—8.2%
375,000	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	380,813
225,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	219,938
225,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	239,063
775,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	788,562
175,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	172,813
650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	612,625
500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	501,250
450,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	429,187
625,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	621,687
525,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	525,656
275,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 7.50%, 4/1/2028	282,563
700,000	Charter Communications Holdings II, 5.75%, 1/15/2024	712,250
100,000	DISH DBS Corp., 5.00%, 3/15/2023	90,625
275,000	DISH DBS Corp., 5.875%, 7/15/2022	263,656
950,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	850,250
1

Principal Amount		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$50,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	$47,250
225,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	237,094
575,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	467,187
925,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	841,750
200,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	222,500
450,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	465,750
125,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	123,319
400,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	413,000
100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/1/2027	94,500
675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	671,625
650,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.50%, 3/1/2028	624,812
275,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	289,781
375,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	362,344
200,000	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	194,874
700,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	714,000
700,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	659,547
300,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	285,000
	TOTAL	13,405,271
	Chemicals—2.4%
625,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	635,937
675,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	665,719
625,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	585,938
300,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	307,260
125,000	PQ Corp., Series 144A, 6.75%, 11/15/2022	131,875
100,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2025	99,250
100,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	97,875
1,200,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	1,222,500
150,000	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	155,625
	TOTAL	3,901,979
	Construction Machinery—0.6%
525,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	530,250
450,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	469,688
	TOTAL	999,938
	Consumer Cyclical Services—0.6%
525,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	551,250
250,000	Matthews International Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2025	246,875
200,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	194,000
	TOTAL	992,125
	Consumer Products—1.6%
950,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	950,000
650,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	657,312
500,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	513,750
350,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	358,750
125,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	129,375
	TOTAL	2,609,187
	Diversified Manufacturing—1.1%
584,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	593,549
200,000	JPW Industries Holding Corp., Sr. Secd. Note, Series 144A, 9.00%, 10/1/2024	210,250
275,000	Titan Acquisition Ltd., Sr. Unsecd. Note, Series 144A, 7.75%, 4/15/2026	274,828
2

Principal Amount		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—continued
$625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	$637,500
	TOTAL	1,716,127
	Environmental—0.5%
550,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	560,763
325,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	320,938
	TOTAL	881,701
	Finance Companies—2.3%
1,225,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	1,206,625
100,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	101,625
100,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	100,125
150,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	142,500
125,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	122,931
1,075,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	1,045,437
775,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	776,938
225,000	Quicken Loans, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2028	210,938
	TOTAL	3,707,119
	Food & Beverage—2.7%
700,000	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	444,500
525,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	536,812
400,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	392,500
425,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	429,378
625,000	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	626,562
400,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	395,000
200,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	191,750
900,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	891,000
500,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	513,750
	TOTAL	4,421,252
	Gaming—4.5%
200,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	209,894
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	423,500
925,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	889,091
550,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	561,000
100,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	103,500
675,000	MGM Resorts International, 6.00%, 3/15/2023	710,437
450,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	449,438
350,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	336,875
700,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	735,000
575,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	556,312
775,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	778,875
310,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	311,550
475,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	452,438
500,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	477,500
375,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	368,438
	TOTAL	7,363,848
	Health Care—11.2%
175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	178,063
625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	653,125
700,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	666,750
350,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	353,325
625,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	613,672
3

Principal Amount		Value
	CORPORATE BONDS—continued
	Health Care—continued
$250,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	$233,750
225,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	208,406
600,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	350,250
175,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	175,000
1,025,000	HCA, Inc., 5.00%, 3/15/2024	1,037,812
200,000	HCA, Inc., 5.875%, 5/1/2023	207,500
525,000	HCA, Inc., 5.875%, 2/15/2026	535,500
725,000	HCA, Inc., Sr. Secd. Note, 5.25%, 4/15/2025	742,907
525,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	527,625
250,000	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2025	241,875
400,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	399,352
200,000	LifePoint Health, Inc., 5.875%, 12/1/2023	202,690
50,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	49,063
225,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	228,094
200,000	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	201,500
1,075,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	1,112,625
575,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	596,562
1,550,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	1,519,000
500,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	511,255
825,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	833,250
575,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	579,313
825,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	804,375
1,150,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	991,990
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	48,313
450,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	462,375
575,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	554,875
125,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	132,188
275,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	265,375
725,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	712,312
875,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	973,437
450,000	West Street Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	430,875
	TOTAL	18,334,379
	Independent Energy—6.4%
375,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	377,812
400,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	434,000
200,000	Berry Petroleum Co., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2026	202,060
469,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	482,038
87,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	88,414
400,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	422,000
825,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 6/15/2027	789,937
525,000	Crownrock LP/Crownrock F, Series 144A, 5.625%, 10/15/2025	521,062
275,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	277,750
250,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2028	250,000
250,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	238,438
325,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	314,031
75,000	Laredo Petroleum, 5.625%, 1/15/2022	74,813
225,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	226,688
475,000	Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	483,312
175,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	179,375
225,000	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 5/15/2026	221,344
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$100,000		Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	$103,875
125,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	125,313
225,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	225,563
200,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	193,508
150,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	142,125
250,000		RSP Permian, Inc., Sr. Unsecd. Note, 5.25%, 1/15/2025	259,687
200,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	209,500
425,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	396,312
250,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	233,125
150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	142,875
50,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	50,000
175,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	174,125
475,000		SRC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2025	478,562
525,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	536,812
125,000		Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	109,219
375,000		Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	308,906
375,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	371,250
125,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	129,063
475,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	482,125
150,000		Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2026	151,313
		TOTAL	10,406,332
		Industrial - Other—0.7%
775,000		Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	751,750
450,000		KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	448,875
		TOTAL	1,200,625
		Insurance - P&C—2.6%
550,000		Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.00%, 11/15/2025	529,375
575,000		AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	569,250
400,000		Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	401,000
1,075,000		Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,113,969
425,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	440,938
575,000		NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	573,562
550,000		USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	551,375
		TOTAL	4,179,469
		Leisure—0.9%
50,000		Boyne USA, Inc., Series 144A, 7.25%, 5/1/2025	51,563
100,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2026	101,500
1,025,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	1,017,312
250,000		Voc Escrow Ltd., Term Loan—1st Lien, Series 144A, 5.00%, 2/15/2028	238,750
		TOTAL	1,409,125
		Lodging—0.1%
175,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2026	175,000
		Media Entertainment—5.2%
275,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	265,686
475,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	470,568
475,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	486,281
750,000	[1,2]	Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	595,781
275,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	280,500
375,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	383,437
600,000		Gannett Co., Inc., 6.375%, 10/15/2023	625,470
5

Principal Amount		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$375,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	$363,750
325,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	316,875
225,000	Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	232,594
325,000	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2027	320,937
525,000	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	515,655
225,000	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	225,387
575,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	568,531
150,000	Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	150,953
275,000	Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	279,813
150,000	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	149,250
75,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	69,938
675,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	670,781
575,000	Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	585,781
325,000	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	323,375
550,000	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	536,250
125,000	WMG Acquisition Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2026	125,938
	TOTAL	8,543,531
	Metals & Mining—2.2%
375,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	374,531
525,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	508,672
700,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	668,703
175,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	182,438
325,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	344,906
325,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	338,406
100,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	101,625
375,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	387,638
275,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	284,625
350,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	372,750
50,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.25%, 7/15/2041	53,250
	TOTAL	3,617,544
	Midstream—5.9%
200,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	194,000
175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	168,219
550,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	540,375
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	556,875
500,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	496,250
175,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2026	173,031
600,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	630,000
175,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.00%, 6/30/2024	194,250
500,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.25%, 10/1/2025	494,375
675,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	698,625
300,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	274,500
100,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	96,250
600,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	571,500
800,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	820,000
700,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	680,750
550,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	532,125
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	428,625
500,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	490,000
475,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	454,812
6

Principal Amount		Value
	CORPORATE BONDS—continued
	Midstream—continued
$50,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	$48,313
150,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2026	145,125
275,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2028	266,406
375,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	375,000
177,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	185,859
50,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	50,375
150,000	USA Compression Partners LP, Sr. Unsecd. Note, Series 144A, 6.875%, 4/1/2026	152,625
	TOTAL	9,718,265
	Oil Field Services—1.2%
300,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	313,125
200,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	198,500
150,000	Sesi LLC, 7.125%, 12/15/2021	153,000
650,000	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 9/15/2024	674,375
175,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2025	176,094
350,000	Weatherford International Ltd., 7.00%, 3/15/2038	255,500
175,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	152,687
150,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	107,250
	TOTAL	2,030,531
	Packaging—6.2%
475,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	493,406
475,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	478,562
875,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	934,062
750,000	Berry Plastics Corp., 5.50%, 5/15/2022	770,625
150,000	Berry Plastics Corp., 6.00%, 10/15/2022	155,438
425,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	428,719
1,075,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	1,099,187
350,000	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 2/1/2026	339,500
1,075,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	1,066,266
950,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	983,250
425,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	428,188
508,782	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	515,777
625,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	655,469
1,250,000	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,290,625
500,000	Trident Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	488,750
	TOTAL	10,127,824
	Paper—0.4%
750,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	716,250
	Pharmaceuticals—4.0%
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/1/2026	101,875
325,000	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	328,250
450,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	342,000
600,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	433,500
1,250,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	1,267,187
375,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	288,750
825,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	644,531
225,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	181,125
200,000	Valeant Pharmaceuticals International, Inc., Sec. Fac. Bond, Series 144A, 5.50%, 11/1/2025	195,450
425,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	373,469
1,200,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	1,040,100
375,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 12/15/2025	374,063
7

Principal Amount		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$1,150,000	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	$1,024,937
	TOTAL	6,595,237
	Refining—0.4%
675,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	691,875
	Restaurants—1.1%
1,050,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	1,005,060
125,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, Series 144A, 4.25%, 5/15/2024	119,688
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	72,469
125,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	125,937
500,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	499,375
	TOTAL	1,822,529
	Retailers—1.3%
800,000	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	458,000
525,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	537,469
375,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	379,687
725,000	Sally Hldings. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	720,469
	TOTAL	2,095,625
	Supermarkets—0.5%
300,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	257,340
550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	495,688
	TOTAL	753,028
	Technology—8.7%
850,000	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	853,187
50,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	50,000
375,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	392,925
725,000	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	757,987
525,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	560,946
450,000	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	474,750
325,000	First Data Corp., Series 144A, 5.375%, 8/15/2023	331,500
775,000	First Data Corp., Series 144A, 5.75%, 1/15/2024	782,750
475,000	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	500,531
250,000	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	250,625
825,000	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	816,750
725,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	734,969
900,000	Infor US, Inc., 6.50%, 5/15/2022	920,250
575,000	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	576,438
675,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	700,312
450,000	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	472,365
475,000	NCR Corp., 6.375%, 12/15/2023	494,000
175,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	178,719
375,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	378,338
450,000	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	444,375
150,000	Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	163,625
575,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	548,406
450,000	SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	476,325
225,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	237,589
525,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	586,687
375,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	374,063
900,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	901,125
8

Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$200,000	Vantiv LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 11/15/2025	$194,000
	TOTAL	14,153,537
	Transportation Services—0.4%
75,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	71,906
275,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	279,812
175,000	HDTFS, Inc., 6.25%, 10/15/2022	164,938
150,000	Hertz Corp., Series 144A, 7.625%, 6/1/2022	152,063
	TOTAL	668,719
	Utility - Electric—2.2%
950,000	Calpine Corp., 5.75%, 1/15/2025	871,625
150,000	Calpine Corp., Series 144A, 5.25%, 6/1/2026	145,313
825,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	875,531
650,000	NRG Energy, Inc., 6.25%, 5/1/2024	672,750
375,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	399,375
50,000	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2028	49,000
50,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	48,188
625,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 1/31/2028	595,312
	TOTAL	3,657,094
	Wireless Communications—4.5%
225,000	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	209,531
675,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	579,656
825,000	MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	855,938
1,325,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	1,267,031
525,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	491,531
925,000	Sprint Corp., 7.125%, 6/15/2024	904,187
1,075,000	Sprint Corp., 7.875%, 9/15/2023	1,100,531
475,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	468,469
200,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.50%, 2/1/2026	192,250
350,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.75%, 2/1/2028	336,875
275,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	286,688
225,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	235,688
325,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	346,125
	TOTAL	7,274,500
	TOTAL CORPORATE BONDS (IDENTIFIED COST $159,975,884)	157,592,370
	REPURCHASE AGREEMENT—2.3%
3,811,000	Interest in $1,075,000,000 joint repurchase agreement 1.81%, dated 3/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,216,194 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2046 and the market value of those underlying securities was $1,096,555,130. (IDENTIFIED COST $3,811,000)	3,811,000
	TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $163,786,884)	161,403,370
	OTHER ASSETS AND LIABILITIES - NET—1.3%[3]	2,055,154
	TOTAL NET ASSETS—100%	$163,458,524
1 Issuer in default.
2 Non-income-producing security.
3 Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
9

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
MTN—Medium Term Note
11
Federated Kaufmann Fund II
Portfolio of Investments
March 31, 2018 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—84.5%
		Consumer Discretionary—8.1%
1,120	[1]	Amazon.com, Inc.	$1,621,021
288	[1]	Booking Holdings, Inc.	599,152
5,100	[2]	Ctrip.com International Ltd., ADR	237,762
34,000	[1]	Floor & Decor Holdings, Inc.	1,772,080
22,847	[1]	GreenTree Hospitality Group Ltd., ADR	291,299
10,283		Hilton Worldwide Holdings, Inc.	809,889
36,800	[1]	Hudson Ltd.	585,488
11,415	[1]	JD.com, Inc., ADR	462,194
19,940		Las Vegas Sands Corp.	1,433,686
11,000		Moncler S.p.A	419,456
910,477		NagaCorp Limited	941,793
90,500		Samsonite International SA	413,826
12,700		Six Flags Entertainment Corp.	790,702
13,600		Starbucks Corp.	787,304
3,717		Vail Resorts, Inc.	824,059
15,100		Wingstop, Inc.	713,173
		TOTAL	12,702,884
		Consumer Staples—0.6%
2,500	[1]	Blue Buffalo Pet Products, Inc.	99,525
3,900		Constellation Brands, Inc., Class A	888,888
		TOTAL	988,413
		Energy—0.5%
31,700		US Silica Holdings, Inc.	808,984
		Financials—6.3%
5,700		Affiliated Managers Group	1,080,606
25,700		Ares Management LP	549,980
25,500		Bank of New York Mellon Corp.	1,314,015
5,600		BlackRock, Inc.	3,033,632
28,900		Chimera Investment Corp.	503,149
131,600		FinecoBank Banca Fineco SPA	1,585,346
21,900		Hamilton Lane, Inc.	815,337
68,300		Mediobanca Spa	804,006
20,200	[1,2]	Qudian Inc., ADR	236,340
		TOTAL	9,922,411
		Health Care—30.4%
7,500		Agilent Technologies, Inc.	501,750
5,995	[1]	Albireo Pharma, Inc	195,257
4,100	[1]	Align Technology, Inc.	1,029,633
21,100	[1]	Amphastar Pharmaceuticals, Inc.	395,625
6,900	[1]	AnaptysBio, Inc.	718,152
46,300	[1]	arGEN-x N.V.	3,724,744
17,450	[1]	Argenx SE, ADR	1,403,678
10,200	[1,2]	Atara Biotherapeutics, Inc.	397,800
142,420	[1,3]	BioNano Genomics, Inc.	0
23,800	[1]	Boston Scientific Corp.	650,216
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
13,400	[1]	CRISPR Therapeutics AG	$612,514
26,600	[1]	Calithera Biosciences, Inc.	167,580
13,800	[1,2]	Clementia Pharmaceuticals, Inc.	209,070
130,000	[1]	ContraFect Corp.	206,700
302,500	[1]	Corcept Therapeutics, Inc.	4,976,125
16,200		Danaher Corp.	1,586,142
3,448	[1]	Dexcom, Inc.	255,704
220,470	[1,3]	Dyax Corp.	533,537
47,400	[1]	Dynavax Technologies Corp.	940,890
5,100	[1]	Editas Medicine, Inc.	169,065
5,900	[1]	Edwards Lifesciences Corp.	823,168
6,400	[1,2]	GW Pharmaceuticals PLC, ADR	721,088
13,300	[1]	Galapagos NV	1,333,698
21,358	[1]	Galapagos NV, ADR	2,130,674
7,700	[1]	Genmab A/S	1,657,692
16,925	[1,2]	Glaukos Corp.	521,798
94,100	[1]	Horizon Discovery Group PLC	198,257
2,800	[1]	IDEXX Laboratories, Inc.	535,892
7,400	[1]	Illumina, Inc.	1,749,508
4,500	[1]	Insulet Corp.	390,060
13,100	[1]	Intellia Therapeutics, Inc.	276,279
16,200	[1]	Intersect ENT, Inc.	636,660
155,287	[1]	Minerva Neurosciences, Inc.	970,544
3,775	[1]	Myokardia, Inc.	184,220
9,496	[1]	Nektar Therapeutics	1,009,045
5,900	[1]	Nevro Corp.	511,353
6,200	[1]	PRA Health Sciences, Inc.	514,352
9,400	[1]	Penumbra, Inc.	1,087,110
22,220	[1,2]	Poxel SA	166,658
247,662	[1]	Progenics Pharmaceuticals, Inc.	1,847,558
17,700	[1]	Repligen Corp.	640,386
139,400	[1]	SCYNEXIS, Inc.	186,796
32,400	[1,2]	Seres Therapeutics, Inc.	237,816
31,286	[1,2]	Spark Therapeutics, Inc.	2,083,335
28,534	[1,4]	SteadyMed Ltd.	92,735
2,945	[1,4]	SteadyMed Ltd.	9,218
59,406	[1]	SteadyMed Ltd.	193,423
4,400		Stryker Corp.	708,048
56,000	[1]	Tandem Diabetes Care, Inc.	277,760
25,263	[1]	Ultragenyx Pharmaceutical, Inc.	1,288,160
18,144	[1]	Uniqure B.V.	426,384
60,700	[1]	Veeva Systems, Inc.	4,432,314
31,900	[1]	Zogenix, Inc.	1,277,595
		TOTAL	47,793,766
		Industrials—9.3%
37,600		Air Lease Corp.	1,602,512
12,800		Alaska Air Group, Inc.	793,088
25,200	[1]	Azul S.A., ADR	875,700
5,650	[1]	CoStar Group, Inc.	2,049,142
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
10,600		Fortive Corp.	$821,712
11,576	[2]	Heico Corp.	1,004,912
7,310		KAR Auction Services, Inc.	396,202
10,500		Osram Licht AG	773,132
17,800		REV Group, Inc.	369,528
3,500		Raytheon Co.	755,370
7,800		Roper Technologies, Inc.	2,189,382
8,490	[1]	Verisk Analytics, Inc.	882,960
21,652	[1]	XPO Logistics, Inc.	2,204,390
		TOTAL	14,718,030
		Information Technology—24.5%
1,542	[1]	2U, Inc.	129,574
1,900	[1]	Adobe Systems, Inc.	410,552
89,000	[1,2]	Advanced Micro Devices, Inc.	894,450
8,800	[1]	Alibaba Group Holding Ltd., ADR	1,615,152
15,200		Amadeus IT Group S.A.	1,123,696
6,100		Broadcom Ltd.	1,437,465
12,900		Cognex Corp.	670,671
30,600	[1]	Coupa Software, Inc.	1,395,972
12,392	[1,2]	Dropbox, Inc.	387,250
195,108		Evry AS	757,737
82,500	[1,2]	GDS Holdings Ltd., ADR	2,264,625
27,000	[1]	GoDaddy, Inc.	1,658,340
14,500	[1,2]	GrubHub, Inc.	1,471,315
4,400	[1]	Guidewire Software, Inc.	355,652
12,450	[1]	Just Eat PLC	122,105
37,100		Marvell Technology Group Ltd.	779,100
20,000	[1]	Microsemi Corp.	1,294,400
14,085	[1]	MindBody, Inc.	547,907
28,110	[1]	Pagseguro Digital Ltd.	1,077,175
17,335	[1]	Q2 Holdings, Inc.	789,609
35,550	[1]	Radware Ltd.	758,992
15,100	[1]	Rapid7, Inc.	386,107
16,200	[1]	RealPage, Inc.	834,300
4,500	[1]	Red Hat, Inc.	672,795
10,100		STMicroelectronics N.V., ADR	225,129
5,175	[1]	Salesforce.com, Inc.	601,853
24,200	[1]	ServiceNow, Inc.	4,003,890
8,615	[1]	Shopify, Inc.	1,073,343
34,123	[1]	Splunk, Inc.	3,357,362
1,100	[1]	Takeaway.com Holding BV	58,541
4,080		Tencent Holdings Ltd.	217,183
10,149	[1]	Tyler Technologies, Inc.	2,141,033
24,200	[1]	Workday, Inc.	3,076,062
15,600	[1]	WorldPay, Inc.	1,282,944
12,300	[1]	Zillow Group, Inc.	661,740
		TOTAL	38,534,021
		Materials—2.8%
5,500	[2]	Albemarle Corp.	510,070
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
8,682	[1]	Ingevity Corp.	$639,777
6,000		Sherwin-Williams Co.	2,352,720
7,800		Westlake Chemical Corp.	866,970
		TOTAL	4,369,537
		Real Estate—2.0%
9,100	[1]	CBRE Group, Inc.	429,702
11,060		Crown Castle International Corp.	1,212,287
16,000		MGM Growth Properties LLC	424,640
13,716		Ryman Hospitality Properties	1,062,304
		TOTAL	3,128,933
		TOTAL COMMON STOCKS (IDENTIFIED COST $75,462,792)	132,966,979
		WARRANTS—0.1%
		Health Care—0.1%
42,500	[1]	ContraFect Corp., Warrants	30,881
87,500	[1]	ContraFect Corp., Warrants	46,541
21,060	[1]	SCYNEXIS, Inc., Warrants	8,114
42,000	[1]	SCYNEXIS, Inc., Warrants	9,127
25,200	[1]	SCYNEXIS, Inc., Warrants	17,033
		TOTAL WARRANTS (IDENTIFIED COST $1,300)	111,696
		REPURCHASE AGREEMENTS—18.8%
$24,414,000		Interest in $1,075,000,000 joint repurchase agreement 1.81%, dated 3/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,216,194 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2046 and the market value of those underlying securities was $1,096,555,130.	24,414,000
5,151,343		Interest in $1,075,000,000 joint repurchase agreement 1.81%, dated 3/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,216,194 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2046 and the market value of those underlying securities was $1,096,555,130 (purchased with proceeds from securities lending collateral).	5,151,343
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $29,565,343)	29,565,343
		TOTAL INVESTMENT IN SECURITIES—103.4% (IDENTIFIED COST $105,029,435)	162,644,018
		OTHER ASSETS AND LIABILITIES - NET—(3.4)%[5]	(5,376,027)
		TOTAL NET ASSETS—100%	$157,267,991
An affiliated company is a company in which the Fund, alone or in combined with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended March 31, 2018, were as follows:
Affiliates	Balance of Shares Held 12/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2018	Value	Change in Unrealized Appreciation /Depreciation	Net Realized Gain/(Loss)	Dividend Income	Gain Distribution Received
Financials
Hamilton Lane, Inc.	21,900	—	—	21,900	$815,337	$40,296	$—	$3,832	—
Health Care
arGEN-x	45,023	1,277	—	46,300	$3,724,744	$790,755	—	—	—
ContraFect Corp.	130,000	—	—	130,000	$206,700	$75,400	—	—	—
ContraFect Corp., Warrants	42,500	—	—	42,500	$30,881	$16,197	—	—	—
ContraFect Corp., Warrants	87,500	—	—	87,500	$46,541	$21,892	—	—	—
Corcept Therapeutics, Inc.	296,737	5,763	—	302,500	$4,976,125	$(527,982)	—	—	—
[3]Dyax Corp.	220,470	—	—	220,470	$533,537	$2,204	—	—	—
Minerva Neurosciences, Inc.	155,287	—	—	155,287	$970,544	$31,058	—	—	—
4

Affiliates	Balance of Shares Held 12/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2018	Value	Change in Unrealized Appreciation /Depreciation	Net Realized Gain/(Loss)	Dividend Income	Gain Distribution Received
Progenics Pharmaceuticals, Inc.	247,662	—	—	247,662	$1,847,558	$373,969	—	—	—
SCYNEXIS, Inc.	83,400	56,000	—	139,400	$186,796	$(101,332)	—	—	—
[4]SteadyMed Ltd.	28,534	—	—	28,534	$92,735	$(12,841)	—	—	—
[4]SteadyMed Ltd.	2,945	—	—	2,945	$9,218	—	—	—	—
SteadyMed Ltd.	59,406	—	—	59,406	$193,423	$(28,058)	—	—	—
Tandem Diabetes Care, Inc.	—	56,000	—	56,000	$277,760	$165,760	—	—	—
Affiliated issuers no longer in the portfolio at period end	—	—	—	—	—	—	—	—	—
TOTAL OF AFFILIATED TRANSACTIONS	1,421,364	119,040	—	1,540,404	$13,911,899	$847,318	$—	$3,832	$—
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loan	Market Value of Collateral
$5,073,478	$5,151,343
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2018, these restricted securities amounted to $101,953, which represented 0.1% of total net assets.
Additional information on restricted securities held at March 31, 2018, is as follow:
Security	Acquisition Date	Cost	Market Value
SteadyMed Ltd.	1/26/2015	$17,008	$9,218
SteadyMed Ltd.	7/29/2016	$89,311	$92,735
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
5

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
6

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$100,509,759	$—	$533,537	$101,043,296
International	31,923,683	—	—	31,923,683
Debt Securities:
Warrants	—	111,696	—	111,696
Repurchase Agreements	—	29,565,343	—	29,565,343
TOTAL SECURITIES	$132,433,442	$29,677,039	$533,537	$162,644,018
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
7
Federated Government Money Fund II
Portfolio of Investments
March 31, 2018 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—52.1%
$750,000	[1]	Federal Farm Credit System Discount Notes, 1.190%—1.240%, 4/11/2018 - 8/15/2018	$748,150
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.579% (1-month USLIBOR -0.085%), 4/1/2018	499,984
300,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.626% (1-month USLIBOR -0.060%), 4/4/2018	299,987
200,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.650% (1-month USLIBOR -0.041%), 4/6/2018	200,000
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.670%—1.795% (1-month USLIBOR -0.080%), 4/13/2018 - 4/27/2018	499,962
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.675%—1.812% (1-month USLIBOR -0.065%), 4/12/2018 - 4/29/2018	499,987
750,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.710% (1-month USLIBOR -0.040%), 4/13/2018	749,986
250,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.737% (1-month USLIBOR -0.135%), 4/25/2018	250,000
250,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.796% (1-month USLIBOR -0.045%), 4/21/2018	249,996
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.814% (1-month USLIBOR +0.150%), 4/1/2018	500,885
300,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.847% (1-month USLIBOR -0.025%), 4/24/2018	299,991
1,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.900% (1-month USLIBOR +0.059%), 4/21/2018	1,000,000
200,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.024% (3-month USLIBOR +0.170%), 4/22/2018	200,469
2,135,000		Federal Farm Credit System, 0.950%—1.700%, 4/3/2018 - 9/15/2018	2,135,563
12,300,000	[1]	Federal Home Loan Bank System Discount Notes, 1.260%—1.960%, 4/16/2018 - 1/2/2019	12,251,604
1,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.494% (3-month USLIBOR -0.210%), 4/9/2018	1,000,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.546% (3-month USLIBOR -0.245%), 5/8/2018	500,000
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.551% (1-month USLIBOR -0.160%), 4/8/2018	250,000
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.595% (3-month USLIBOR -0.150%), 4/22/2018	250,000
1,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.619%—1.827% (1-month USLIBOR -0.045%), 4/1/2018 - 4/25/2018	1,499,956
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.626% (3-month USLIBOR -0.185%), 5/10/2018	250,000
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.628% (1-month USLIBOR -0.090%), 4/9/2018	250,000
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.636% (1-month USLIBOR -0.050%), 4/5/2018	250,000
2,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.636%—1.711% (1-month USLIBOR -0.150%), 4/16/2018 - 4/23/2018	2,000,000
200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.646% (1-month USLIBOR -0.065%), 4/8/2018	200,000
1,100,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.646% (1-month USLIBOR -0.140%), 4/16/2018	1,100,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.666% (1-month USLIBOR -0.143%), 4/18/2018	500,000
1,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.666%—1.688% (1-month USLIBOR -0.120%), 4/16/2018 - 4/17/2018	1,500,000
750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.680%—1.748% (1-month USLIBOR -0.060%), 4/11/2018 - 4/18/2018	750,000
1,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.697%—1.716% (1-month USLIBOR -0.125%), 4/20/2018 - 4/21/2018	1,000,000
750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.728%—1.742% (1-month USLIBOR -0.080%), 4/19/2018 - 4/20/2018	750,023
200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.738% (1-month USLIBOR -0.070%), 4/18/2018	200,000
700,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.739% (1-month USLIBOR -0.115%), 4/22/2018	700,000
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.767% (1-month USLIBOR -0.055%), 4/20/2018	250,000
1,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.784%—1.824% (3-month USLIBOR -0.160%), 5/24/2018 - 5/30/2018	999,930
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.814% (1-month USLIBOR -0.040%), 4/22/2018	250,000
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.826% (1-month USLIBOR -0.035%), 4/23/2018	250,039
400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.038%—2.152% (3-month USLIBOR -0.140%), 6/19/2018 - 6/26/2018	400,122
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.045% (3-month USLIBOR -0.250%), 6/28/2018	500,000
5,875,000		Federal Home Loan Bank System, 0.625%—5.375%, 6/8/2018 - 9/17/2018	5,881,863
500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.495% (3-month USLIBOR -0.250%), 4/25/2018	500,000
1,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.544% (1-month USLIBOR -0.120%), 4/1/2018	1,000,000
3,193,000		Federal Home Loan Mortgage Corp., 0.875%—1.250%, 4/27/2018 - 12/14/2018	3,189,859
170,000		Federal National Mortgage Association, 0.750%, 7/27/2018	169,718
388,000		Tennessee Valley Authority, 1.750%, 10/15/2018	388,824
		TOTAL GOVERNMENT AGENCIES	47,116,898
1

Principal Amount			Value
		U.S. TREASURY—3.4%
		U.S. Treasury Bills—3.4%
$500,000	[1]	United States Treasury Bills, 1.775%, 8/16/2018	$496,623
1,000,000	[1]	United States Treasury Bills, 1.830%, 8/30/2018	992,324
500,000	[1]	United States Treasury Bills, 1.895%, 9/13/2018	495,657
1,100,000	[1]	United States Treasury Bills, 1.895%, 9/27/2018	1,089,635
		TOTAL U.S. TREASURY	3,074,239
		REPURCHASE AGREEMENTS—44.3%
15,000,000		Interest in $250,000,000 joint repurchase agreement 1.81%, dated 3/29/2018 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,050,278 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2047 and the market value of those underlying securities was $256,415,418.	15,000,000
5,000,000		Interest in $7,000,000,000 joint repurchase agreement 1.82%, dated 3/29/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $7,001,415,556 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2023 and the market value of those underlying securities was $7,134,496,208.	5,000,000
20,000,000		Interest in $450,000,000 joint repurchase agreement 1.82%, dated 3/29/2018 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,091,000 on 4/2/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/25/2053 and the market value of those underlying securities was $463,503,895.	20,000,000
		TOTAL REPURCHASE AGREEMENTS	40,000,000
		TOTAL INVESTMENT IN SECURITIES—99.8% (AT AMORTIZED COST)	90,191,137
		OTHER ASSETS AND LIABILITIES-NET—0.2%[3]	143,423
		TOTAL NET ASSETS—100%	$90,334,560
1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value (NAV) per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of March 31, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
2

The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
3
Federated Quality Bond Fund II
Portfolio of Investments
March 31, 2018 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—96.7%
		Basic Industry - Chemicals—0.8%
$640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	$649,800
800,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	835,549
		TOTAL	1,485,349
		Basic Industry - Metals & Mining—2.3%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	230,378
650,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	662,557
520,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	548,600
470,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	476,847
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,031,465
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	320,616
1,080,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,152,735
		TOTAL	4,423,198
		Capital Goods - Aerospace & Defense—2.2%
600,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	585,947
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	267,576
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	282,572
519,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	555,979
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.483%, 12/1/2027	394,605
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.50%, 11/23/2020	267,660
260,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	258,113
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.55%, 10/15/2022	290,943
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	319,423
910,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.574%, (3-month USLIBOR +1.735%), 2/15/2042	832,650
295,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	305,326
		TOTAL	4,360,794
		Capital Goods - Building Materials—0.7%
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	777,928
300,000		Masco Corp., Sr. Unsecd. Note, 3.50%, 11/15/2027	285,169
80,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	85,877
275,000		Masco Corp., Unsecd. Note, 4.45%, 4/1/2025	282,184
		TOTAL	1,431,158
		Capital Goods - Construction Machinery—0.7%
510,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	541,527
500,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	507,500
300,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.85%, 11/15/2027	291,279
		TOTAL	1,340,306
		Capital Goods - Diversified Manufacturing—2.4%
750,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	723,309
430,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	445,622
600,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	629,304
1,000,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	975,229
650,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.25%, 3/1/2027	636,290
600,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	598,206
210,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.80%, 12/15/2026	209,384
341,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	364,630
		TOTAL	4,581,974
1

Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Packaging—0.3%
$25,000	WestRock Co., 7.65%, 3/15/2020	$25,314
100,000	WestRock Co., Sr. Deb., 7.50%, 6/15/2027	100,409
500,000	WestRock Co., Sr. Unsecd. Note, Series 144A, 3.75%, 3/15/2025	499,326
	TOTAL	625,049
	Communications - Cable & Satellite—2.4%
940,000	CCO Safari II LLC, 3.579%, 7/23/2020	943,026
567,000	CCO Safari II LLC, 4.464%, 7/23/2022	579,946
600,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	565,727
730,000	Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	710,948
1,290,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,346,692
400,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	475,086
	TOTAL	4,621,425
	Communications - Media & Entertainment—1.2%
300,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	305,122
750,000	CBS Corp., 3.70%, 8/15/2024	746,054
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 2.95%, 3/20/2023	482,197
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.95%, 3/20/2028	240,288
500,000	S&P Global, Inc., Sr. Unsecd. Note, 3.30%, 8/14/2020	503,011
	TOTAL	2,276,672
	Communications - Telecom Wireless—0.3%
300,000	Crown Castle International Corp., 3.15%, 7/15/2023	291,114
360,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	347,204
	TOTAL	638,318
	Communications - Telecom Wirelines—3.2%
700,000	AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	692,249
610,000	AT&T, Inc., Sr. Unsecd. Note, 2.85%, 2/14/2023	613,301
450,000	AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	434,036
800,000	AT&T, Inc., Sr. Unsecd. Note, 3.90%, 8/14/2027	806,505
590,000	AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	619,921
500,000	CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	515,000
450,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	479,200
250,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	317,643
600,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	616,349
985,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,063,583
	TOTAL	6,157,787
	Consumer Cyclical - Automotive—4.2%
600,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 2/14/2020	591,177
700,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.30%, 1/6/2020	691,480
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	491,894
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	247,285
650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.021%, 5/3/2019	643,315
600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	595,146
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	497,213
920,000	General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	910,384
300,000	General Motors Financial Co., Inc., 3.15%, 6/30/2022	293,870
550,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	547,340
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/6/2021	495,957
750,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	741,095
475,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.65%, 7/13/2022	463,795
2

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$1,000,000	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	$1,000,000
	TOTAL	8,209,951
	Consumer Cyclical - Leisure—0.5%
1,000,000	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,048,780
	Consumer Cyclical - Lodging—0.2%
450,000	Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	466,313
	Consumer Cyclical - Retailers—1.5%
600,000	CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	596,521
580,000	CVS Health Corp., Sr. Unsecd. Note, 3.70%, 3/9/2023	582,423
1,290,000	CVS Health Corp., Sr. Unsecd. Note, 4.30%, 3/25/2028	1,300,529
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	452,615
	TOTAL	2,932,088
	Consumer Cyclical - Services—2.0%
500,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.40%, 12/6/2027	474,793
500,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 2.40%, 2/22/2023	483,230
170,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.15%, 8/22/2027	164,238
500,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.70%, 4/1/2027	500,022
350,000	Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	370,289
370,000	University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	453,140
1,000,000	Visa, Inc., Sr. Unsecd. Note, 2.80%, 12/14/2022	987,568
530,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	520,044
	TOTAL	3,953,324
	Consumer Non-Cyclical - Food/Beverage—6.8%
250,000	Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	249,311
500,000	Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	496,335
1,600,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	1,592,215
500,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.30%, 2/1/2023	500,664
500,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	511,902
900,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	925,899
750,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.077%, 11/2/2021	719,170
340,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	316,144
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	365,270
500,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	503,628
660,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	682,826
270,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	262,604
1,050,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,038,969
300,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	277,232
410,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.70%, 8/15/2022	399,055
500,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.15%, 8/15/2024	485,686
600,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	597,808
540,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	518,457
520,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	496,541
750,000	PepsiCo, Inc., 2.75%, 3/5/2022	745,634
500,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.00%, 4/15/2021	487,705
380,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.65%, 10/3/2021	363,947
240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	235,149
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	59,460
500,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	518,463
	TOTAL	13,350,074
3

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—2.7%
$420,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	$415,818
940,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	954,353
890,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	882,417
500,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	485,457
740,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	728,339
670,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.35%, 4/1/2027	661,532
340,000	Stryker Corp., Sr. Unsecd. Note, 2.00%, 3/8/2019	337,825
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	233,660
500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.00%, 4/15/2023	488,464
	TOTAL	5,187,865
	Consumer Non-Cyclical - Pharmaceuticals—3.3%
300,000	Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	297,386
300,000	Abbott Laboratories, Sr. Unsecd. Note, 3.40%, 11/30/2023	298,094
800,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	796,666
475,000	AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	469,036
300,000	AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	295,956
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	65,788
605,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	584,696
180,000	Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	178,981
500,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	498,235
340,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	337,191
200,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	208,796
580,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	578,666
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2026	220,876
330,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	318,819
900,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	810,924
600,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	482,218
	TOTAL	6,442,328
	Consumer Non-Cyclical - Products—1.0%
575,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.45%, 8/1/2022	557,391
250,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	247,831
1,250,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 2.375%, 6/24/2022	1,200,398
	TOTAL	2,005,620
	Consumer Non-Cyclical - Supermarkets—0.4%
610,000	Kroger Co., Bond, 6.90%, 4/15/2038	755,540
	Consumer Non-Cyclical - Tobacco—0.6%
290,000	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	291,294
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 2.297%, 8/14/2020	490,437
360,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	464,957
	TOTAL	1,246,688
	Energy - Independent—1.3%
600,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	583,068
232,000	Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	229,680
420,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.95%, 1/15/2023	408,134
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	495,016
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	257,502
475,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	469,815
	TOTAL	2,443,215
	Energy - Integrated—2.3%
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 2.315%, 2/13/2020	494,629
4

Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 2.75%, 5/10/2023	$486,619
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	515,466
530,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	646,909
585,000	Husky Energy, Inc., 4.00%, 4/15/2024	595,753
800,000	Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	833,800
175,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	177,975
525,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	507,956
325,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	313,356
	TOTAL	4,572,463
	Energy - Midstream—3.6%
500,000	Andeavor Logistics LP, Sr. Unsecd. Note, 3.50%, 12/1/2022	491,720
350,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	349,408
200,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	202,052
565,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	580,494
460,000	Enterprise Products Operating LLC, 3.90%, 2/15/2024	466,237
280,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	293,274
1,600,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,667,117
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2028	299,367
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	346,106
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	392,947
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.00%, 7/13/2027	340,309
540,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	518,987
610,000	Williams Partners LP, 5.25%, 3/15/2020	632,309
380,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	386,168
	TOTAL	6,966,495
	Energy - Oil Field Services—0.6%
500,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.50%, 1/15/2023	491,305
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	299,404
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	305,381
	TOTAL	1,096,090
	Energy - Refining—0.6%
215,000	Valero Energy Corp., 7.50%, 4/15/2032	282,012
635,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	803,083
	TOTAL	1,085,095
	Financial Institution - Banking—21.4%
500,000	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.70%, 3/3/2022	489,396
450,000	Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	456,986
245,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	240,527
1,000,000	Bank of America Corp., Series L, 2.65%, 4/1/2019	999,569
500,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	491,889
2,200,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	2,145,273
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	471,496
300,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	292,041
550,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	543,776
340,000	Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	338,545
600,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.05%, 3/9/2022	588,777
500,000	Citigroup, Inc., 4.125%, 7/25/2028	494,373
1,000,000	Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	1,050,730
750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	730,298
480,000	Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	463,891
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	$494,292
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	155,965
1,160,000		Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,174,163
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	505,927
300,000		Comerica, Inc., 3.80%, 7/22/2026	295,207
400,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	397,973
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	489,687
630,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	607,859
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	985,852
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.00%, 4/26/2022	491,099
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	963,879
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	502,778
500,000		HSBC Bank USA, N.A., Sub. Note, Series BKNT, 4.875%, 8/24/2020	517,810
1,341,000		HSBC Bank USA, Inc., Sr. Unsecd. Note, 2.75%, 8/7/2020	1,331,146
500,000		HSBC Bank USA, Inc., Sr. Unsecd. Note, 3.50%, 6/23/2024	498,111
630,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.30%, 1/14/2022	603,896
500,000		Huntington National Bank, Sr. Unsecd. Note, 2.375%, 3/10/2020	493,167
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.25%, 1/23/2020	494,003
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	496,357
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,040,020
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	987,652
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	998,752
510,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	492,144
250,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.50%, 6/18/2022	249,787
410,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	407,105
2,440,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.646%, (3-month USLIBOR +0.640%), 12/1/2021	2,436,814
750,000		Morgan Stanley, Sec. Fac. Bond, 2.75%, 5/19/2022	731,622
500,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	489,634
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,033,987
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	493,231
250,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	261,697
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	1,014,261
500,000		PNC Bank National Association, Sr. Unsecd. Note, 2.50%, 1/22/2021	492,815
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	888,817
250,000		State Street Corp., Sr. Unsecd. Note, 2.653%, 5/15/2023	244,208
700,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	694,343
200,000		SunTrust Bank, Inc. Sub. Note, 3.30%, 5/15/2026	190,939
530,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	528,505
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	739,253
500,000		Wells Fargo & Co., Series MTN, 3.50%, 3/8/2022	501,470
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	580,872
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,475,542
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.55%, 12/7/2020	491,513
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,211,389
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,900,000
		TOTAL	41,873,110
		Financial Institution - Broker/Asset Mgr/Exchange—1.9%
170,000		Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	180,729
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	375,990
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	362,628
6

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	$221,570
590,000	Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	624,782
200,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	222,205
193,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	213,458
390,000	Stifel Financial Corp., 4.25%, 7/18/2024	392,161
190,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	190,686
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	504,111
450,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	449,020
	TOTAL	3,737,340
	Financial Institution - Finance Companies—1.9%
463,000	Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	501,461
250,000	Discover Financial Services, Sr. Unsecd. Note, 4.10%, 2/9/2027	248,287
1,966,000	GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	1,923,101
960,000	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,005,287
	TOTAL	3,678,136
	Financial Institution - Insurance - Health—0.6%
750,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	746,822
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	410,393
	TOTAL	1,157,215
	Financial Institution - Insurance - Life—1.7%
800,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	812,524
290,000	Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	298,926
172,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	270,431
800,000	MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	834,997
500,000	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	491,074
350,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	468,315
235,000	Principal Life Global Funding II, Series 144A, 2.20%, 4/8/2020	231,491
	TOTAL	3,407,758
	Financial Institution - Insurance - P&C—1.4%
200,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	197,479
680,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	722,048
250,000	Chubb INA Holdings, Inc., 2.30%, 11/3/2020	246,277
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	299,791
250,000	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	260,225
600,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	972,002
	TOTAL	2,697,822
	Financial Institution - REIT - Apartment—0.7%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	381,175
550,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	549,136
300,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	311,736
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 9/1/2026	184,363
	TOTAL	1,426,410
	Financial Institution - REIT - Healthcare—0.9%
960,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,016,901
500,000	Healthcare Trust of America, 3.70%, 4/15/2023	499,737
310,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	307,774
	TOTAL	1,824,412
	Financial Institution - REIT - Office—0.7%
500,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	497,778
450,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	469,071
7

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$480,000	Boston Properties LP, Sr. Unsecd. Note, 3.20%, 1/15/2025	$463,793
	TOTAL	1,430,642
	Financial Institution - REIT - Other—0.4%
300,000	ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	313,016
450,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	461,641
	TOTAL	774,657
	Financial Institution - REIT - Retail—0.7%
396,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	395,995
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	100,072
450,000	Regency Centers Corp., Sr. Unsecd. Note, 3.75%, 11/15/2022	453,431
421,000	Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	437,322
	TOTAL	1,386,820
	Municipal Services—0.9%
872,930	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	993,294
740,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	829,623
	TOTAL	1,822,917
	Sovereign—0.5%
320,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	336,256
510,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	644,469
	TOTAL	980,725
	Technology—5.2%
500,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	497,984
650,000	Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	628,968
400,000	Apple, Inc., Sr. Unsecd. Note, 3.20%, 5/13/2025	395,931
125,000	Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	134,904
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	341,916
230,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	226,460
280,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	272,567
400,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	410,530
345,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	334,701
83,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	84,106
300,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.85%, 10/5/2018	300,345
670,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	653,424
250,000	Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	248,627
500,000	Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	511,182
460,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	476,859
1,500,000	Microsoft Corp., Sr. Unsecd. Note, 1.55%, 8/8/2021	1,440,772
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	698,690
300,000	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	297,528
190,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	188,995
250,000	Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	249,373
750,000	Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	750,333
190,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.10%, 5/20/2020	187,868
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.60%, 1/30/2023	297,422
350,000	Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	353,830
195,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	201,141
	TOTAL	10,184,456
	Transportation - Airlines—0.0%
54,603	Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	55,935
8

Principal Amount		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—1.0%
$23,895	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	$25,478
1,100,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,118,335
850,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	824,752
	TOTAL	1,968,565
	Transportation - Services—0.5%
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	497,579
125,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	120,796
280,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 3/1/2022	274,470
150,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	150,638
	TOTAL	1,043,483
	Utility - Electric—6.2%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	316,150
420,000	Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	415,741
880,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	870,720
500,000	Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	499,378
1,016,295	Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	327,755
210,000	Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	202,917
250,000	Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	238,109
500,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	492,964
1,000,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 7/22/2066	1,003,750
180,000	Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	176,010
470,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	458,990
270,000	Fortis, Inc., Sr. Unsecd. Note, 2.10%, 10/4/2021	258,269
240,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	222,686
235,000	Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	243,417
600,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.40%, 4/25/2022	580,001
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	137,090
900,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	893,451
366,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	364,976
300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	291,898
110,000	NiSource Finance Corp., Sr. Unsecd. Note, 2.65%, 11/17/2022	106,532
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.49%, 5/15/2027	484,106
590,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	608,166
425,000	PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	435,266
250,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	238,569
530,000	Southern Co., Sr. Unsecd. Note, 1.85%, 7/1/2019	522,998
250,000	Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	237,832
230,000	TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	238,224
800,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	827,399
450,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	448,104
	TOTAL	12,141,468
	Utility - Natural Gas—1.8%
250,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.00%, 6/15/2027	241,349
1,000,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,017,840
600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	598,638
600,000	Sempra Energy, Sr. Unsecd. Note, 1.625%, 10/7/2019	588,548
250,000	Sempra Energy, Sr. Unsecd. Note, 2.90%, 2/1/2023	244,748
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	305,124
500,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.125%, 11/15/2019	494,615
	TOTAL	3,490,862
9

Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas Distributor—0.2%
$450,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	$427,629
	TOTAL CORPORATE BONDS (IDENTIFIED COST $189,874,352)	189,214,321
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
900	Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	1,054
	Federal National Mortgage Association—0.0%
24	Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	25
	Government National Mortgage Association—0.1%
2,541	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	2,792
2,889	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	3,235
3,946	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	4,484
5,816	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	6,520
8,894	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	9,976
307	Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	318
6,057	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	6,912
1,511	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	1,710
3,949	Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	4,529
14,137	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	16,075
10,605	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	12,093
21,776	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	24,768
1,128	Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	1,251
5,054	Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	5,967
	TOTAL	100,630
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $89,619)	101,709
	MUNICIPAL BOND—0.2%
	Municipal Services—0.2%
410,000	Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042 (IDENTIFIED COST $410,000)	375,039
	FOREIGN GOVERNMENTS/AGENCIES—0.6%
	Sovereign—0.6%
225,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	232,875
900,000	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	932,688
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,124,185)	1,165,563
	COLLATERALIZED MORTGAGE OBLIGATION—0.1%
	Commercial Mortgage—0.1%
184,943	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.477%, 8/15/2039 (IDENTIFIED COST $183,502)	184,221
	REPURCHASE AGREEMENT—1.4%
2,810,000	Interest in $1,075,000,000 joint repurchase agreement 1.81%, dated 3/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,216,194 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2046 and the market value of those underlying securities was $1,096,555,130. (IDENTIFIED COST $2,810,000)	2,810,000
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $194,491,658)	193,850,853
	OTHER ASSETS AND LIABILITIES - NET—0.9%[2]	1,745,665
	TOTAL NET ASSETS—100%	$195,596,518
10

At March 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
3U.S. Treasury Note 10-Year Long Futures	125	$15,142,578	June 2018	$119,181
3U.S. Treasury Long Bond Short Futures	45	$6,598,125	June 2018	$(202,250)
3U.S. Treasury Ultra Bond Short Futures	17	$2,727,969	June 2018	$(90,230)
3U.S. Treasury Note 2-Year Short Futures	15	$3,189,141	June 2018	$(1,440)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(174,739)
The average notional value of long and short futures contracts held by the Fund throughout the period was $13,501,849 and $12,469,948, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Assets, other than investments in securities, less liabilities.
3	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (“the Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
11

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$189,214,321	$—	$189,214,321
Mortgage-Backed Securities	—	101,709	—	101,709
Municipal Bond	—	375,039	—	375,039
Foreign Governments/Agencies	—	1,165,563	—	1,165,563
Collateralized Mortgage Obligations	—	184,221	—	184,221
Repurchase Agreement	—	2,810,000	—	2,810,000
TOTAL SECURITIES	$—	$193,850,853	$—	$193,850,853
Other Financial Instruments*
Assets	$119,181	$—	$—	$119,181
Liabilities	(293,920)	—	—	(293,920)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(174,739)	$—	$—	$(174,739)
*	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Note
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
12
Federated Fund for U.S. Government Securities II
Portfolio of Investments
March 31, 2018 (unaudited)
Principal Amount		Value
	U.S. TREASURY—31.2%
	U.S. Treasury Bonds—5.2%
$500,000	2.250%, 8/15/2046	$430,468
750,000	2.500%, 2/15/2045	684,534
1,500,000	2.750%, 8/15/2042	1,448,828
1,200,000	2.875%, 8/15/2045	1,178,102
1,250,000	3.000%, 11/15/2044	1,257,952
950,000	3.500%, 2/15/2039	1,043,831
500,000	4.750%, 2/15/2037	640,098
	TOTAL	6,683,813
	U.S. Treasury Notes—26.0%
2,000,000	1.125%, 7/31/2021	1,915,894
3,000,000	1.375%, 9/30/2020	2,929,005
2,000,000	1.500%, 5/31/2020	1,965,480
1,250,000	1.500%, 8/15/2026	1,135,357
1,750,000	1.625%, 7/31/2020	1,722,166
1,000,000	1.625%, 10/31/2023	949,092
1,000,000	1.750%, 5/31/2022	969,805
1,500,000	1.875%, 1/31/2022	1,465,957
1,000,000	1.875%, 2/28/2022	976,689
2,000,000	1.875%, 3/31/2022	1,952,266
1,000,000	2.000%, 8/31/2021	985,104
3,500,000	2.000%, 2/15/2023	3,410,347
3,500,000	2.125%, 8/15/2021	3,462,112
550,000	2.250%, 8/15/2027	527,559
2,000,000	2.250%, 11/15/2027	1,916,514
4,000,000	2.375%, 1/31/2023	3,967,265
3,000,000	3.125%, 5/15/2021	3,062,711
	TOTAL	33,313,323
	TOTAL U.S. TREASURY (IDENTIFIED COST $40,451,897)	39,997,136
	ASSET-BACKED SECURITIES—3.4%
	Auto Receivables—2.5%
1,223,000	Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,227,532
2,030,000	Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,037,279
	TOTAL	3,264,811
	Other—0.9%
332,182	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	332,677
459,662	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	460,277
316,168	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	315,990
	TOTAL	1,108,944
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,359,780)	4,373,755
	GOVERNMENT AGENCIES—6.5%
	Federal Farm Credit System—0.9%
1,000,000	5.750%, 12/7/2028	1,234,547
	Federal Home Loan Bank System—1.2%
1,100,000	7.125%, 2/15/2030	1,505,751
1

Principal Amount		Value
	GOVERNMENT AGENCIES—continued
	Federal Home Loan Mortgage Corporation—0.1%
$72,000	6.750%, 9/15/2029	$97,876
	Federal National Mortgage Association—1.1%
1,500,000	2.125%, 4/24/2026	1,419,713
	Tennessee Valley Authority Bonds—3.2%
1,700,000	2.875%, 2/1/2027	1,687,877
2,000,000	4.650%, 6/15/2035	2,383,286
	TOTAL	4,071,163
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,327,767)	8,329,050
	MORTGAGE-BACKED SECURITIES—44.0%
	Federal Home Loan Mortgage Corporation—15.4%
1,595,074	3.000%, 8/1/2043	1,567,116
797,820	3.000%, 5/1/2045	781,592
2,781,466	3.000%, 1/1/2047	2,715,330
1,103,540	3.500%, 4/1/2042	1,116,649
856,879	3.500%, 7/1/2042	866,790
1,653,222	3.500%, 9/1/2043	1,668,469
2,898,307	4.000%, 12/1/2041	2,998,282
301,852	4.000%, 1/1/2042	312,264
75,285	4.500%, 6/1/2019	75,970
59,803	4.500%, 10/1/2020	61,073
480,902	4.500%, 8/1/2040	508,082
1,035,367	4.500%, 12/1/2040	1,093,885
1,455,738	4.500%, 4/1/2041	1,538,014
35,499	5.000%, 7/1/2019	35,892
52,552	5.000%, 2/1/2021	53,983
562,250	5.000%, 1/1/2034	605,815
148,781	5.000%, 5/1/2034	160,355
137,710	5.000%, 4/1/2036	148,640
38,180	5.000%, 5/1/2036	41,185
28,942	5.000%, 6/1/2036	31,241
261,547	5.000%, 6/1/2040	282,495
20,032	5.500%, 12/1/2020	20,658
856,806	5.500%, 5/1/2034	936,919
14,889	5.500%, 12/1/2035	16,338
183,706	5.500%, 2/1/2036	201,737
19,137	5.500%, 5/1/2036	20,981
59,678	5.500%, 5/1/2036	66,149
11,761	5.500%, 5/1/2036	12,906
8,340	5.500%, 6/1/2036	9,176
4,381	5.500%, 6/1/2036	4,808
146,108	5.500%, 11/1/2037	160,176
284,741	5.500%, 1/1/2038	312,157
249,134	5.500%, 3/1/2040	273,122
6,052	6.000%, 1/1/2032	6,772
6,585	6.000%, 1/1/2032	7,386
41,071	6.000%, 2/1/2032	45,894
177,991	6.000%, 4/1/2036	198,826
37,174	6.000%, 5/1/2036	41,611
279,416	6.000%, 6/1/2037	312,424
2

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$33,195	6.000%, 7/1/2037	$37,073
32,704	6.500%, 6/1/2022	35,909
1,489	6.500%, 5/1/2024	1,615
12,233	6.500%, 3/1/2029	13,659
5,530	6.500%, 6/1/2029	6,179
4,299	6.500%, 7/1/2029	4,808
693	6.500%, 9/1/2029	770
80,663	6.500%, 5/1/2031	90,025
2,979	7.000%, 12/1/2029	3,386
1,208	7.000%, 6/1/2030	1,365
264	7.000%, 11/1/2030	301
195,923	7.000%, 4/1/2032	226,420
19,826	7.500%, 12/1/2030	22,970
16,471	7.500%, 1/1/2031	19,030
5,399	8.500%, 5/1/2030	6,370
1,303	9.000%, 2/1/2025	1,463
1,185	9.000%, 5/1/2025	1,339
	TOTAL	19,783,844
	Federal National Mortgage Association—17.5%
1,583,078	3.000%, 10/1/2046	1,546,920
1,535,648	3.000%, 1/1/2047	1,499,615
3,495,943	3.500%, 8/1/2042	3,540,885
1,242,054	3.500%, 9/1/2042	1,254,916
980,438	3.500%, 7/1/2046	988,752
985,726	3.500%, 9/1/2046	994,085
992,153	3.500%, 11/1/2047	998,086
979,221	3.500%, 12/1/2047	985,078
531,607	4.000%, 2/1/2041	550,671
324,298	4.000%, 12/1/2041	335,928
1,429,006	4.000%, 12/1/2041	1,480,252
1,100,660	4.000%, 4/1/2042	1,139,787
33,507	4.500%, 12/1/2019	33,816
465,466	4.500%, 10/1/2041	491,829
816,878	4.500%, 1/1/2042	863,143
2,580,957	4.500%, 2/1/2042	2,727,132
415,998	5.000%, 7/1/2034	448,585
45,621	5.000%, 11/1/2035	49,233
353,244	5.000%, 7/1/2040	381,564
43,465	5.500%, 11/1/2021	45,203
200,450	5.500%, 9/1/2034	219,436
95,596	5.500%, 8/1/2035	105,165
103,125	5.500%, 1/1/2036	112,841
121,028	5.500%, 4/1/2036	132,422
59,194	6.000%, 8/1/2021	61,617
5,593	6.000%, 7/1/2029	6,148
3,036	6.000%, 5/1/2031	3,375
15,923	6.000%, 5/1/2036	17,796
225,323	6.000%, 7/1/2036	252,334
9,685	6.000%, 7/1/2036	10,837
68,877	6.000%, 9/1/2037	76,870
3

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$185,632	6.000%, 11/1/2037	$207,363
82,741	6.000%, 12/1/2037	87,817
323,349	6.000%, 3/1/2038	361,926
2,054	6.500%, 6/1/2029	2,311
6,848	6.500%, 6/1/2029	7,689
742	6.500%, 6/1/2029	833
366	6.500%, 7/1/2029	410
736	6.500%, 7/1/2029	779
266	6.500%, 7/1/2029	298
7,331	6.500%, 7/1/2029	8,245
30	6.500%, 7/1/2029	34
363	6.500%, 7/1/2029	406
449	6.500%, 8/1/2029	500
10,020	6.500%, 9/1/2030	11,272
31,024	6.500%, 6/1/2031	34,941
26,042	6.500%, 4/1/2032	29,161
10,975	6.500%, 11/1/2035	12,296
3,135	7.000%, 2/1/2024	3,407
4,701	7.000%, 10/1/2029	5,336
14,460	7.000%, 10/1/2029	16,571
4,731	7.000%, 11/1/2030	5,455
104,572	7.000%, 4/1/2031	120,831
95,356	7.000%, 4/1/2032	110,613
2,400	7.500%, 8/1/2028	2,727
363	7.500%, 9/1/2028	414
4,123	7.500%, 2/1/2030	4,760
8,610	8.000%, 7/1/2030	10,133
1,980	8.000%, 7/1/2030	2,337
	TOTAL	22,403,186
	Government National Mortgage Association—10.4%
4,078,873	3.500%, 6/20/2046	4,130,919
1,472,793	3.500%, 8/20/2047	1,488,133
2,946,327	3.500%, 9/20/2047	2,971,953
766,850	4.500%, 6/20/2039	809,802
668,115	4.500%, 10/15/2039	705,537
887,187	4.500%, 8/20/2040	936,879
427,257	5.000%, 7/15/2034	459,511
36,580	6.000%, 4/15/2032	40,807
66,142	6.000%, 5/15/2032	74,248
149,664	6.000%, 4/15/2036	169,090
244,316	6.000%, 5/15/2036	275,930
305,362	6.000%, 5/15/2036	344,971
56,336	6.000%, 7/20/2036	63,278
52,734	6.000%, 5/20/2037	59,337
302,570	6.000%, 7/20/2038	339,687
7,935	6.500%, 12/15/2023	8,543
15,026	6.500%, 5/15/2024	16,223
3,165	6.500%, 6/15/2029	3,574
9,383	6.500%, 7/15/2029	10,647
5,821	6.500%, 6/15/2031	6,620
4

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$6,718	6.500%, 7/20/2031	$7,633
6,512	6.500%, 8/20/2031	7,396
27,275	6.500%, 10/15/2031	31,154
66,448	6.500%, 12/15/2031	75,533
9,039	6.500%, 4/15/2032	10,262
32,084	6.500%, 5/15/2032	36,471
221,185	6.500%, 5/15/2032	252,297
1,880	7.500%, 10/15/2029	2,188
1,144	7.500%, 10/15/2029	1,332
6,242	7.500%, 3/20/2030	7,202
1,108	8.000%, 4/15/2030	1,320
	TOTAL	13,348,477
	Government Agency—0.7%
849,403	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	833,367
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $55,528,983)	56,368,874
	COLLATERALIZED MORTGAGE OBLIGATIONS—2.5%
	Non-Agency Mortgage-Backed Securities—2.5%
150,094	Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	113,012
376,135	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	374,006
824,919	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	818,191
123,341	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	122,778
495,533	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	506,018
1,285,170	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,277,958
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,294,114)	3,211,963
	COMMERCIAL MORTGAGE-BACKED SECURITIES—10.3%
	Agency Commercial Mortgage-Backed Securities—10.3%
2,189,792	FHLMC REMIC K720 A1, 2.316%, 11/25/2021	2,163,572
1,437,594	FHLMC REMIC K704 A2, 2.412%, 8/25/2018	1,434,935
1,800,000	FHLMC REMIC K504 A2, 2.566%, 9/25/2020	1,791,472
1,250,000	FHLMC REMIC K054 A2, 2.745%, 1/25/2026	1,213,223
2,544,966	FHLMC REMIC K050 A1, 2.802%, 1/25/2025	2,509,577
2,712,756	FHLMC REMIC K060 A1, 2.958%, 7/25/2026	2,707,215
1,388,824	FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	1,386,298
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,585,293)	13,206,292
	REPURCHASE AGREEMENT—1.9%
2,357,000	Interest in $1,075,000,000 joint repurchase agreement 1.81%, dated 3/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,216,194 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2046 and the market value of those underlying securities was $1,096,555,130. (IDENTIFIED COST $2,357,000)	2,357,000
	TOTAL INVESTMENT IN SECURITIES-99.8% (IDENTIFIED COST $126,904,834)	127,844,070
	OTHER ASSETS AND LIABILITIES-NET—0.2%[1]	228,681
	TOTAL NET ASSETS—100%	$128,072,751
1	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
5

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
6

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 24, 2018